Filed with the Securities and Exchange Commission on August 27, 2004

1933 Act Registration File No. 333-17391
1940 Act File No. 811-07959

SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Pre-Effective Amendment No. _____	[_]
Post-Effective Amendment No. _157_	[X]

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]

Amendment No. _159_	[X]

(Check appropriate box or boxes.)

ADVISORS SERIES TRUST

(Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of Principal Executive Offices) (Zip Code)

(Registrant’s Telephone Numbers, Including Area Code) (414) 765-5340

Eric M. Banhazl
Advisors Series Trust
2020 East Financial Way, Suite 100
Glendora, California 91741
(Name and Address of Agent for Service)

Copies to:

Julie Allecta, Esq.
Paul, Hastings, Janofsky & Walker LLP
55 Second Street, 24th Floor
San Francisco, California 94104

As soon as practical after the effective date
of this Registration Statement Approximate Date
of Proposed Public Offering

It is proposed that this filing will become effective

[ ]	immediately upon filing pursuant to paragraph (b)
[X]	on __August 28, 2004__ pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a) (1)
[ ]	on _________________ pursuant to paragraph (a) (1)
[ ]	75 days after filing pursuant to paragraph (a) (2)
[ ]	on __________________ pursuant to paragraph (a) (2) of Rule 485.

If appropriate, check the following box

[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SEGALL BRYANT & HAMILL
MID CAP FUND

PROSPECTUS
August 28, 2004

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus.
Any representation to the contrary is a criminal offense.

Segall Bryant & Hamill Mid Cap Fund

10 South Wacker Drive, Suite 2150
Chicago, Illinois 60606
www.sbhic.com
Shareholder Services: (toll-free) 1-877-829-8413

Table of Contents

An Overview of the Fund	4
What are the Fund’s investment objectives?	4
What are the Fund’s principal investment strategies?	4
What are the principal risks of investing in the Fund?	5
Who may want to invest in the Fund?	6
Performance of the Fund	6
Fees and Expenses of the Fund	7
Total annual fund operating expenses	7
Management of the Fund	8
The Investment Advisor	8
Portfolio Manager	9
Account Information	9
How the Fund’s Shares are Priced	9
When the Fund’s Shares are Purchased	9
Distribution of Fund Shares	9
Distributor	9
Distribution Plan	9
How to Invest	10
Opening a New Account	10
Purchasing Shares by Mail	10
Purchasing Shares by Wire	11
Purchasing Through an Investment Broker	12
Minimum Investments	12
Additional Investments	12
Minimum Account Balance	12
Automatic Investment Plan	12
Selling Your Shares	13
Selling Your Shares by Mail	13
Selling Your Shares by Telephone	14
Automatic Withdrawal Program	15
Redemption Fee	15
Redemption In Kind	15
Other Policies	15
Distributions and Taxes	16
Dividends and Distributions	16
Taxes	16
Financial Highlights	17
Privacy Notice	Inside Back Cover
For More Information	Back Cover

More detailed information on all subjects covered in this prospectus is contained in the Fund’s Statement of Additional Information ("SAI"). Investors seeking more in-depth explanations of the contents of this prospectus should request the SAI and review it before purchasing shares.

Prospectus
August 28, 2004

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An Overview of the Fund

What are the Fund’s investment objectives?
The Segall Bryant & Hamill Mid Cap Fund (the "Fund") seeks as its primary investment objective the growth of capital by investing in medium-capitalization ("mid-cap") companies. Its secondary objective is to provide current income. The objectives of the Fund may be changed only with shareholder approval.

What are the Fund’s principal investment strategies?
The Fund invests at least 80% of its assets in the common stocks of domestic companies whose shares have a stock market value ("market capitalization") of between $1 billion and $15 billion. This policy of investing in mid-cap or securities suggested by the name may only be changed upon 60 days prior notice.

The Advisor uses "bottom up" fundamental research to identify attractively-priced companies with strong or improving return on investment whose profitability is reasonably expected to lead to an increase in the company’s security price. In addition, the Advisor purchases securities of companies that it considers to be under-valued and that have attractive long-term prospects. The Advisor looks for companies that are dominant in their industry, have a high return on capital, a growth record that is 50% greater than projected earnings of the Russell Midcap Index and a sustainable operating advantage over their competition.

The Fund may invest up to 20% of its total assets in securities of foreign issuers that are not publicly traded in the United States. The Fund may also invest in depository receipts, purchase and sell foreign currency on a spot or cash basis and enter into forward currency contracts.

The Advisor may choose to sell securities for a variety of reasons, such as to effect a change in asset allocation, secure a gain, limit a loss, or redeploy assets into more promising opportunities. The Fund may trade its investments frequently in trying to achieve its investment goal resulting in a high portfolio turnover rate.

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What are the principal risks of investing in the Fund?
You may lose money by investing in the Fund. Other principal risks you should consider include:

Market Decline. A company’s stock price or the overall stock market may experience a sudden decline.

Market Fluctuation. Because mid-cap stocks trade less frequently and in more limited volume, mid-cap stock prices may fluctuate more than large-cap stocks.

Medium-sized Company. Generally, medium-sized companies may have more potential for growth than larger companies. Medium-sized companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies, and, therefore, their securities may be more volatile than the securities of larger, more established companies. Medium-sized company stocks may be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if the Fund wants to sell a large quantity of a medium-sized company’s stocks, it may have to sell at a lower price than its investment advisor might prefer, or it may have to sell in smaller than desired quantities over a period of time. The Fund’s Advisor tries to minimize this risk by investing in stocks that are more readily bought and sold.

Foreign Risks. Foreign investing poses additional risks such as currency fluctuation and political instability. Political, social and economic events as well as natural disasters may all impact a country’s economy and cause investments in issues located in that country to decline in value. Additionally, the value of foreign securities could increase or decrease due to variations in the buying power of U.S. and foreign currencies.

Temporary Defensive Investments. At the discretion of the Advisor, the Fund may invest up to 100% of its assets in cash, cash equivalents such as certificates of deposit, bankers’ acceptances, time deposits, commercial paper, and high quality, short-term debt securities and money market instruments for temporary defensive purposes. During such a period, the Fund may not reach its investment objectives. For example, should the market advance during this period, the Fund may not participate as much as it would have if it had been more fully invested.

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Who may want to invest in the Fund?
The Fund is intended for investors who:
•  Are willing to hold their shares for a long period of time (e.g., in preparation for retirement);
•      Are diversifying their investment portfolio by investing in a mutual fund that concentrates in mid-cap companies; and/or
•      Are willing to accept higher short-term risk in exchange for a higher potential for long-term total return.

Performance of the Fund

The following performance information indicates some of the risks of investing in the Fund. The bar chart illustrates how the Fund’s performance has varied from year to year. The table illustrates the Fund’s average annual total return over time compared with a broad-based market index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Return*

* The Fund’s year-to-date return as of June 30, 2004 was 5.42%. The performance figure from April 1, 1999, the Fund’s inception date, through December 31, 1999 of 11.57% is not depicted because it does not represent a full calendar year.

During the period shown in the bar chart, the Fund’s highest quarterly return was 16.95% for the quarter ended June 30, 2003 and the lowest quarterly return was -17.66% for the quarter ended September 30, 2002.

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Average Annual Total Returns as of December 31, 2003

		Since Inception
	One Year	(4/1/99)
Segall Bryant & Hamill Mid Cap Fund
Return Before Taxes	33.06%	6.07%
Return After Taxes on Distributions (1)	33.06%	4.57%
Return After Taxes on Distributions and Sale of Fund Shares (1), (2)	21.49%	4.50%
Russell Mid Cap Index (3)	40.06%	7.64%
Lipper Mid Cap Core Funds Index (4)	36.58%	9.45%

(1)    After-tax returns are calculated using the historical highest individual federal margin income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.
(2)    The "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than certain figures because when capital loss occurs upon redemption of Fund Shares, a tax deduction is provided that benefits the investor.
(3)   The Russell Mid Cap Index measures the performance of the 800 smallest companies contained within the largest 1,000 companies of the Russell 3000 Index, an Index which represents approximately 98% of the investable U.S. equity market. The figures above reflect all dividends reinvested but do not reflect any deductions for fees, expenses, or taxes.
(4)     The Lipper Mid Cap Core Fund Index is comprised of funds that invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) of less than 300% of the dollar-weighted median market capitalization of the S&P Mid Cap 400 Index. The funds in this Index have a similar investment objective as the Fund. Lipper ratings are based on total returns, including the reinvestment of dividends and capital gains for the stated period; this calculation does not include sales charges.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Fees and expenses represented are: shareholder transaction fees (such as sales loads) and annual operating expenses (such as investment advisory fees). The Fund is a no-load mutual fund that has no shareholder transaction expenses.

Shareholder Fees (fees paid directly from your investment)

Redemption Fee (as a percentage of amount redeemed) (1)	1.00%
Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge load	None
Maximum sales loan on reinvested dividends	None
Total annual fund operating expenses (expenses are deducted from Fund assets)

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Investment Advisory Fees	0.75%
Distribution (12b-1) Fees	0.25%
Other Expenses	1.05%
Total Annual Fund Operating Expenses	2.05%
Fee Reduction and/or Expense Reimbursements (2)	-0.65%
Net Annual Fund Operating Expenses	1.40%

(1)     The Redemption Fee applies only to those shares purchased at net asset value and that have been held for less than two months. The fee is payable to the Fund and is intended to benefit the remaining shareholders by reducing the costs of short-term trading.
(2)   The Advisor has contractually agreed to waive its fees and/or absorb expenses of the Fund until such contractual arrangement is terminated by the Board of Trustees, to ensure the Fund’s Net Annual Fund Operating Expenses will not exceed 1.40%. Under this expense reimbursement agreement, the Advisor may request reimbursement of previously absorbed expenses at any time before the end of the third fiscal year after the fiscal year in which the expenses were absorbed. The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years, but is permitted to look back five years and four years, respectively, during the initial six years and seventh year of the Fund’s operations. To request reimbursement, the Fund’s current aggregate operating expenses must be below the applicable limitation. The Board of Trustees must review and approve the proposed reimbursement and may terminate the expense reimbursement arrangement at any time. Without the expense reimbursement, the Total Annual Fund Operating Expenses would be 2.05%.

Example

This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. It is based on the net annual fund operating expenses shown above and it assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year	$ 143
Three Years	$ 443
Five Years	$ 766
Ten Years	$1,680

Management of the Fund

The Investment Advisor

The registered investment advisor of the Fund is Segall Bryant & Hamill, 10 South Wacker Drive, Suite 2150, Chicago, Illinois 60606. The Advisor has provided asset management services to individual and institutional investors since 1994. As of June 30, 2004, the Advisor managed approximately $3.8 billion in assets. The Advisor provides the Fund with advice on buying and selling securities, manages the investments of the Fund, furnishes the Fund with office space and certain administrative services, and provides most of the personnel needed by the Fund. For its services, the Fund pays the Advisor a monthly management fee equal to 0.75% of its average daily net assets. For the fiscal year ended April 30, 2004, the Advisor received advisory fees of 0.107% of the Fund’s average daily net assets, net of waiver.

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Portfolio Manager

Mr. David Kalis is principally responsible for the portfolio management of the Fund. Mr. Kalis has served as portfolio manager of the Fund since April 1, 1999, the Fund’s inception date. Prior to becoming portfolio manager of the Fund, Mr. Kalis managed the mid-cap accounts used in the Advisor’s composites since 1996. Prior to joining the Advisor in 1996, Mr. Kalis served as an analyst and portfolio manager at Cole Taylor Investment Management since 1994.

Account Information

How the Fund’s Shares are Priced

Shares are priced at net asset value ("NAV"). The NAV is calculated by adding the value of all securities and other assets of the Fund, subtracting the liabilities and dividing the net amount by the number of outstanding shares. In calculating the NAV, the Fund’s securities are valued using current market values, if available. Securities for which market quotations are not readily available are valued at their fair market value determined in good faith by or under the supervision of the Board of Trustees of the Advisors Series Trust.

When the Fund’s Shares are Purchased

The NAV is calculated after the close of trading on the New York Stock Exchange ("NYSE"), every day that the NYSE is open. The NAV is not calculated on days that the NYSE is closed for trading. If the Fund receives your order by the close of trading on the NYSE, you can purchase shares at the price calculated for that day. The NYSE usually closes at 4:00 p.m., Eastern time, on weekdays, except for holidays. If your order and payment are received after the NYSE has closed, your shares will be priced at the next NAV calculated after receipt of your order. For further information, please see the section, "How to Invest" and the SAI.

Distribution of Fund Shares

Distributor

Quasar Distributors, LLC (the "Distributor"), 615 East Michigan Street, Milwaukee, Wisconsin, 53202, serves as distributor and principal underwriter for the shares of the Fund. The Distributor is a registered broker-dealer and member of the National Association of Securities Dealers, Inc. Shares of the Fund are offered on a continuous basis.

Distribution Plan

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Distribution Plan permits the Fund to pay for the sale and distribution of its shares at an annual rate of 0.25% of the Fund’s average annual net assets. Because these fees are paid out of the Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment in the Fund and may cost you more than paying other types of sales charges.

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How to Invest

Opening a New Account

You may purchase shares of the Fund by mail, by wire or through your investment broker. An Account Application accompanies this Prospectus. Please use the Account Application when purchasing by mail or wire. Payment should be made by check drawn on a U.S. bank, savings and loan, or credit union, or sent by wire transfer. Checks should be made payable to "Segall Bryant & Hamill Mid Cap Fund." The Fund will not accept payment in cash, money orders, or cashier’s checks unless the cashier’s checks are in excess of $10,000. Also, to prevent check fraud, the Fund will not accept third party checks, U.S. Treasury checks, credit card checks, travelers’ checks or starter checks for the purchase of shares. If your payment is not received or if you pay with a check that does not clear, your purchase will be canceled. If your payment is returned for any reason, a $25 fee will be assessed against your account. You will also be responsible for any losses suffered by the Fund as a result. The Fund does not issue share certificates and its shares are not registered for sale outside of the United States. The Fund reserves the right to reject any purchase in whole or in part. If you have any questions or need further information about how to purchase shares, you may call the Transfer Agent toll-free at 1-877-829-8413. A Fund Prospectus and Account Application are also available on the Internet at www.sbhic.com.

In compliance with the USA PATRIOT Act of 2001, please note that the Fund’s Transfer Agent will verify certain information on your account application as part of the Fund’s Anti-Money Laundering Program. As requested on the application, you should provide your full name, date of birth, social security number and permanent street address. Mailing addresses containing only a P.O. Box will not be accepted. Please contact the Fund’s Transfer Agent at 1-877-829-8413 if you need additional assistance when completing your application.

If we do not have a reasonable belief of the identity of a shareholder, the account will be rejected or you will not be allowed to perform a transaction on the account until such information is received. The Fund may also reserve the right to close the account within five business days if clarifying information/documentation is not received.

Your order will not be accepted until the completed Account Application is received by the Fund or its transfer agent.

Purchasing Shares by Mail

Please complete the attached Account Application and mail it with a personal check, payable to the Segall Bryant & Hamill Mid Cap Fund to the Transfer Agent, U.S. Bancorp Fund Services, LLC at the following address:

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FOR REGULAR MAIL DELIVERY
Segall Bryant & Hamill Mid Cap Fund
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

FOR OVERNIGHT DELIVERY
Segall Bryant & Hamill Mid Cap Fund
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 3rd Floor
Milwaukee, Wisconsin 53202-5207

Note: The Fund does not consider the U.S. Postal Service or other independent delivery services to be their agents.

Purchasing Shares by Wire

If you are making your first investment in the Fund, before you wire funds, the Transfer Agent must have a completed Account Application. Contact the Transfer Agent at 1-877-829-8413 to make arrangements with a telephone representative to send in your completed Account Application by facsimile. Within 24 hours of receipt of your completed Account Application, a telephone representative will provide you with an account number and the wiring instructions. You may then contact your bank to wire funds according to the instructions you are given. Your initial purchase will be placed as of the date the funds are received provided the funds are received before the close of the market. If the funds are received after the close of the market, your shares will be purchased using the next day’s closing net asset value. Your bank may assess a charge for the use of a bank wire and the Fund is not responsible for any delays resulting from the banking or Federal Reserve wire system.

U.S. Bank, National Association
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202
ABA Routing Number 075000022
For credit to: U.S. Bancorp Fund Services, LLC
DDA #112-952-137
For further credit to Segall Bryant & Hamill Mid Cap Fund
[shareholder name and account number]

If you are making a subsequent purchase, your bank should wire funds as indicated above. Before each wire purchase, you should be sure to notify the Transfer Agent. It is essential that your bank include complete information about your account in all wire instructions. If you have questions about how to invest by wire, you may call the Transfer Agent. Your bank may charge you a fee for sending a wire to the Fund. In order to ensure proper credit, please call the Fund prior to sending a wire.

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Purchasing Through an Investment Broker

You may buy and sell shares through the Fund’s approved brokers and their agents (together "Brokers"). An order placed with a Broker is treated as if it were placed directly with the Fund, and will be executed at the next share price calculated by the Fund. Your Broker will hold your shares in a pooled account in the Broker’s name. The Fund may pay the Broker to maintain your individual ownership information, for maintaining other required records, and for providing other shareholder services. The Broker may charge you a fee to handle your order. The Broker is responsible for processing your order correctly and promptly, keeping you advised of the status of your account, confirming your transactions and ensuring that you receive copies of the Fund’s prospectus. Please contact your Broker to see if they are an approved broker of the Fund and for additional information.

Minimum Investments

Your initial purchase must be at least $1,000. However, if you are purchasing shares through an Individual Retirement Account ("IRA"), or you are starting an Automatic Investing Plan, as described below, your initial purchase must be at least $250. Exceptions may be made at the Fund’s discretion.

Additional Investments

Additional purchases may be made for $100 or more. Exceptions may be made at the Fund’s discretion. You may purchase additional shares of the Fund by sending a check, with the stub from your account statement, to the Fund at the address listed above. Please ensure that you include your account number on the check. If you do not have the stub from your account statement, include your name, address and account number on a separate statement.

You may also make additional purchases by wire or through a Broker. Please follow the procedures described above under the headings, "Purchasing Shares by Wire" or "Purchasing Shares Through an Investment Broker."

Minimum Account Balance

Due to the relatively high cost of managing small accounts, if the value of your account falls below $500, the Fund may redeem your shares. However, the Fund will give you 30 days’ written notice to give you time to add to your account and avoid involuntary redemption of your shares. The Fund may waive the minimum investment requirements for purchases by certain groups or retirement plans. The Board of Trustees believes this policy to be in the best interest of all shareholders.

Automatic Investment Plan

For your convenience, the Fund offers an Automatic Investment Plan. Under this Plan, after your initial investment, you authorize the Fund to withdraw from your personal bank account each month an amount that you wish to invest, which must be at least $100. If you wish to enroll in this Plan, complete the appropriate section in the Account Application. The Fund may modify or terminate this plan at any time. The Transfer Agent may charge a fee against your account if your purchase is returned for any reason. You may terminate your participation in this Plan by notifying the Transfer Agent prior to five (5) days before the next scheduled withdrawal. In order to participate in the Automatic Investment Plan, your financial institution must be a member of the Automated Clearing House. Shareholders can contact the Transfer Agent toll free at 1-877-829-8413 for more information about the Fund’s Automatic Investment Plan.

12

Selling Your Shares

You may sell some or all of your Fund shares on days that the NYSE is open for trading. Your redemption may result in a realized gain or loss for tax purposes. Your shares will be sold at the next NAV calculated for the Fund after receiving your order. You may sell your shares by mail, wire or through a Broker.

Before selling recently purchased shares, please note that if the Transfer Agent has not yet collected payment for the shares you are selling, there may be a delay sending the proceeds until the payment is collected, which may take up to 12 calendar days from the purchase date.

If the dollar amount of your redemption exceeds $100,000, you must obtain a signature guarantee (not a notarization), available from many commercial banks, savings associations, stock brokers and other NASD member firms.

Selling Your Shares by Mail

You may redeem your shares by sending a written request to the Fund. You must give your account number and state the number of shares you wish to sell. You must sign the written request. If the account is in the name of more than one person, each shareholder must sign the written request. Send your written request to the Fund at:

Segall Bryant & Hamill Mid Cap Fund
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

Payment of your redemption proceeds will normally be made promptly, but no later than seven days after the receipt of a written request that meets the requirements described above. If you made your initial investment by wire, payment of your redemption proceeds for those shares will not be made until one business day after your completed Account Application is received by the Fund. If you did not purchase your shares by wire, the Fund may delay payment of your redemption proceeds for up to 12 days from purchase or until your check has cleared, whichever occurs first.

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Selling Your Shares by Telephone

If you completed the "Redemption by Telephone" section of the Fund’s Account Application, you may sell your shares by calling the Transfer Agent toll-free at 1-877-829-8413. Your redemption will be processed according to your instructions, on the next business day to the bank account that appears on the Transfer Agent’s records. The minimum wire amount is $1,000. Your bank or financial institution may charge a fee for receiving the wire from the Fund. Telephone redemptions may not be made for retirement accounts.

The Fund and the Transfer Agent will take steps to confirm that a telephone redemption is authentic. This may include tape recording the telephone instructions, or requiring a form of personal identification before acting on those instructions. The Fund reserves the right to refuse telephone instructions if it cannot reasonably confirm the telephone instructions. The Fund and the Transfer Agent may be liable for losses from unauthorized or fraudulent telephone transactions only if these procedures are not followed.

You may request telephone redemption privileges after your account is opened. However, the authorization form requires a separate signature guarantee (not a notarization). The Fund may modify or terminate your telephone privileges after giving you 60 days’ notice. Please be aware that you may experience delays in redeeming your shares by telephone during periods of abnormal market activity. If this occurs, you may make your redemption request in writing. The Fund may postpone payment of proceeds for up to seven days, as permitted by federal securities laws.

Signature Guarantees

A signature guarantee of each owner is required to in the following situations:

•	If ownership is changed on your account
•	When redemption proceeds are sent to a different address than that registered on the account
•	If the proceeds are to be made payable to someone other than the account’s owner(s)
•	Any redemption transmitted by federal wire transfer to a bank other than the bank of record
•	If a change of address request has been received by the Transfer Agent within the last 15 days
•	For all redemptions of $100,000 or more from any shareholder account (if applicable)

Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program ("STAMP"). A notary public is not an acceptable signature guarantor.

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Automatic Withdrawal Program

As another convenience, you may redeem your Fund shares through the Systematic Withdrawal Program. If you elect this method of redemption, the Fund will send you a check or an EFT in the minimum amount of $50. You may choose to receive a check or an EFT each month or calendar quarter. Your Fund account must have a value of at least $10,000 for you to be eligible to participate in this Program. This program may be terminated at any time by the Fund. You may also terminate your participation in this Program five (5) days prior to your next scheduled payment by contacting the Transfer Agent. A withdrawal under the Program involves a redemption of shares and may result in a gain or loss for federal income tax purposes. In addition, if the amount withdrawn exceeds the dividends credited to your account, the account ultimately may be depleted.

Redemption Fee

The Fund assesses a 1.00% redemption fee on shares purchased and held for less than two months. The Fund is intended for long-term investors and short-term "market timers" who engage in frequent purchases and redemptions can disrupt the Fund’s investment program and create additional transaction costs that are borne by all the shareholders. This fee is being paid to the Fund to help offset transaction costs and administrative expenses.

Although the Fund has the goal of applying this redemption fee to most such redemptions, the redemption fee may not apply in certain circumstances where it is not currently practicable for the Fund to impose the fee, such as redemptions of shares held in certain omnibus accounts or retirement plans. While the Fund makes every effort to collect redemption fees, the Fund may not always be able to track short-term trading effected through financial intermediaries. The Fund, at its discretion, after consideration of the best interests of the Fund and its shareholders, may waive the redemption fee for redemptions that do not indicate market timing strategies. The Fund reserves the right to lower the redemption fee.

Redemption In Kind

The Fund has the right to pay redemption proceeds to you in whole or in part by a distribution of securities from the Fund’s portfolio. It is not expected that the Fund would do so except in unusual circumstances. If the Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash.

Other Policies

The IRS requires that you provide the Fund or your Broker with a taxpayer identification number and other information upon opening an account. You must certify that you are not subject to backup withholding. The certification is included as part of the New Account Application form.

Shareholders who have an IRA or other retirement plan must indicate on their redemption request whether or not to withhold federal income tax. Redemption requests failing to indicate an election not to have tax withheld will generally be subject to 10% withholding.

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In unusual circumstances, the Fund may temporarily suspend the processing of sell requests, or postpone payment of proceeds for up to seven days as permitted by federal securities laws.

Distributions and Taxes

Dividends and Distributions

Dividends from net investment income, if any, are normally declared and paid by the Fund in December. Capital gain distributions, if any, are also normally made in December, but the Fund may make an additional payment of dividends or distributions if it deems it desirable at another time during any year.

Unless you invest through a tax-advantaged account, you may owe taxes on the dividends and distributions. All distributions will be invested in Fund shares unless you choose one of the following options: (1) receive dividends in cash while reinvesting capital gain distributions in additional Fund shares; or (2) receive all distributions in cash. If you wish to change your distribution option, write to the Transfer Agent in advance of the payment date for the distribution.

If you elect to have dividends and/or capital gains paid in cash, the Fund will automatically reinvest all distributions under $10 in additional shares of the Fund.

If you elect to receive distributions and/or capital gains paid in cash, and the U.S. Postal Service cannot deliver the check, or if a check remains outstanding for six months, the Fund reserves the right to reinvest the distribution check in your account, at the Fund’s current net asset value, and to reinvest all subsequent distributions.

Taxes

The Fund is required by Internal Revenue Service rules to distribute substantially all of its net investment income, and capital gains, if any, to shareholders. Capital gains may be taxable at different rates depending upon the length of time a Fund holds its assets. You will be notified at least annually about the tax consequences of distributions made each year. The Fund’s dividends and distributions, whether received in cash or reinvested, may be taxable. Any redemption of a Fund’s shares will be treated as a sale and any gain on the transaction may be taxable. You are responsible for any tax liabilities generated by your transaction. Additional information about tax issues relating to the Fund may be found in the SAI. Please consult your tax advisor about the potential tax consequences of investing in the Fund.

By law, the Fund must withhold a percentage of your taxable distributions and redemption proceeds if you do not provide your correct social security or taxpayer identification number and certify that you are not subject to backup withholding or if the IRS instructs the Fund to do so.

16

Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance during the periods shown. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information for fiscal year ended April 30, 2004 has been audited by Tait, Weller & Baker, and by other independent certified public accountants, for the years ended April 30, 2000 through 2003. Tait, Weller & Baker’s report and the Fund’s financial statements are included in the Fund’s annual report which is available upon request.

For a share outstanding throughout each year

	Year ended April 30,
	2004	2003	2002	2001	2000

Net asset value, beginning of period	$10.12	$12.14	$13.23	$14.37	$13.14

Income from investment operations:
Net investment loss	(0.09)	(0.08)	(0.08)	(0.09)	(0.11)
Net realized and unrealized gain/(loss) on investments	3.04	(1.94)	(0.46)	1.25	1.99

Total from investment operation	2.95	(2.02)	(0.54)	1.16	1.88

Less distributions:
Dividends from net realized gain	---	---	(0.55)	(2.30)	(0.65)

Net asset value, end of period	$13.07	$10.12	$12.14	$13.23	$14.37

Total return	29.15%	(16.64%)	(3.99%)	7.13%	14.93%

Ratios/supplemental data:
Net assets, end of period (thousands)	$15,480	$11,361	$12,653	$11,453	$10,190

Ratio of expenses to average net assets:
Before expense reimbursement	2.05%	2.31%	2.14%	2.17%	2.51%
After expense reimbursement	1.40%	1.40%	1.40%	1.40%	1.40%

Ratio of net investment loss to average net assets:
After expense reimbursements	(0.74%)	(0.80%)	(0.73%)	(0.72%)	(0.78%)

Portfolio turnover rate	46.09%	36.67%	63.38%	89.84%	114.39%

17

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18

Advisor
Segall Bryant & Hamill
10 South Wacker Drive, Suite 2150
Chicago, Illinois 60606
(312) 474-4122
www.sbhic.com

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank, National Association
425 Walnut Street
Cincinnati, Ohio 45202

Transfer Agent
U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

Independent Accountants
Tait, Weller & Baker
Suite 2400
1818 Market Street
Philadelphia, Pennsylvania 19103

Legal Counsel
Paul, Hastings, Janofsky & Walker LLP
55 Second Street, 24th Floor
San Francisco, California 94104

19

Privacy Notice

The Fund collects non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;
•	Information you give us orally; and
•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your non-public information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

NOT A PART OF THE PROSPECTUS

20

SEGALL BRYANT & HAMILL MID CAP FUND

A Series of Advisors Series Trust

For More Information
Shareholder Services: (Toll-free) 1-877-829-8413
www.sbhic.com
The Statement of Additional Information (SAI) for the Fund includes additional information about the Fund and is incorporated by reference into this Prospectus.

The Fund’s annual and semi-annual reports to shareholders contain additional information about the Fund’s investments. The annual report includes a discussion of the market conditions and the investment strategies that significantly affected the Fund’s performance during its last fiscal year.

The SAI and shareholder reports are available free upon request. To request them or other information, or to ask questions, please call toll-free 1-877-829-8413 or write to the Fund:

Segall Bryant & Hamill Mid Cap Fund
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

The SAI and other Fund information may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Call (202) 942-8090 for information about the Room’s operations.

Reports and other Fund information are also available on the SEC’s Internet site at http://www.sec.gov. Copies of this information may be obtained, for duplicating fees, by writing to the SEC’s Public Reference Room, Washington, DC 20549-0102 or by electronic request to the following e-mail address: publicinfo@sec.gov.
(The Trust’s SEC Investment Company
Act file number is 811-07959)

21

SEGALL BRYANT & HAMILL MID CAP FUND,
a series of Advisors Series Trust
10 South Wacker Drive, Suite 2150
Chicago, Illinois 60606
(312) 474-4122

Statement of Additional Information

Dated August 28, 2004

This Statement of Additional Information ("SAI") is not a prospectus, and it should be read in conjunction with the prospectus dated August 28, 2004, as may be revised from time to time, of the Segall Bryant & Hamill Mid Cap Fund (the "Fund"), a series of Advisors Series Trust (the "Trust"). Segall Bryant & Hamill (the "Advisor") is the Advisor to the Fund. A copy of the prospectus may be obtained from the Fund c/o U.S. Bancorp Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701or by calling toll free at 1-877-829-8413.

The Fund’s financial statements for the fiscal year ended April 30, 2004 are incorporated herein by reference to the Fund’s Annual Report dated April 30, 2004. A copy of the Annual Report may be obtained without charge by calling or writing the Fund as shown above.

TABLE OF CONTENTS

The Trust	3

Investment Objectives and Policies	3

Preferred Stock	3
Convertible Securities and Warrants	4
Debt Securities	4
Risks of Investing in Debt Securities	5
Short-Term Investments	5
Foreign Investments and Currencies	7
Options and Futures Strategies	9
Forward Currency Contracts	16
Repurchase Agreements	17
When-Issued Securities, Forward Commitments and Delayed Settlements	17
Borrowing	18
Lending Portfolio Securities	18
Short Sales	18
Illiquid Securities	19
Investment Restrictions	20

Portfolio Turnover	22

Management	22

Compensation	25
Board Interest in the Fund	26
Trust Committees	26
Control Persons, Principal Shareholders and Management Ownership	27
The Advisor	28
Service Providers	31

Distribution of Fund Shares	32

Distributor	32
Distribution Plan	32

Portfolio Transactions And Brokerage	33

Purchase and Redemption of Fund Shares	35

How to Buy Shares	35
How to Sell Shares	36

Anti-Money Laundering Program	37

Proxy Voting Policies and Procedures	37

Net Asset Value	38

Taxation	40

Dividends and Distributions	44

Performance Information	45

Average Annual Total Return	45
Yield	46
Other Information

General Information	47

Financial Statements	48

Appendix	49

2

The Trust

The Trust is an open-end, management investment company organized as a Delaware statutory trust under the laws of the State of Delaware on October 3, 1996. The Trust currently consists of numerous series of shares of beneficial interest, par value $0.01 per share. This SAI relates only to the Fund.

The Trust is registered with the Securities and Exchange Commission ("SEC") as a management investment company. Such a registration does not involve supervision of the management or policies of the Fund. The Prospectus of the Fund and this SAI omit certain of the information contained in the Registration Statement filed with the SEC. Copies of such information may be obtained from the SEC upon payment of the prescribed fee.

Prior to April 1, 1999, the Fund was called the Segall Bryant & Hamill Growth & Income Fund.

Investment Objectives and Policies

The investment objective of the Fund is to seek growth of capital with income as a secondary objective. The Fund is diversified. Under applicable federal laws, the diversification of a mutual fund’s holdings is measured at the time the fund purchases a security. However, if the Fund purchases a security and holds it for a period of time, the security may become a larger percentage of the Fund’s total assets due to movements in the financial markets. If the market affects several securities held by the Fund, the Fund may have a greater percentage of its assets invested in securities of fewer issuers. Then the Fund would be subject to the risk that its performance might be hurt disproportionately by the poor performance of relatively few securities despite the Fund qualifying as a diversified fund under applicable federal laws.

The Fund emphasizes the purchase of common stocks of domestic companies. Under normal market conditions, at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) will be invested in common stocks with capital growth potential. This policy of investing in mid-cap stocks or securities suggested by its name may only be changed upon 60 days prior notice.

There is no assurance that the Fund will achieve its objective. The discussion below supplements information contained in the Fund’s prospectus as to investment policies of the Fund.

Preferred Stock

The Fund may invest in preferred stocks. A preferred stock is a blend of the characteristics of a bond and common stock. It can offer the fixed dividends of a bond and the equity ownership of a common stock. Unlike common stock, its participation in the issuer’s growth may be limited. Preferred stock prices tend to fluctuate with changes in interest rates rather than the issuing company’s business prospect. Preferred stock has priority claim over common stock in the receipt of dividends and in any residual assets after payment to creditors should the issuer be dissolved. Although the dividend is set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer.

3

Convertible Securities and Warrants

The Fund may invest in convertible securities and warrants or similar rights. A convertible security is a fixed-income security (a debt instrument or a preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stocks in an issuer's capital structure, but are usually subordinated to similar non-convertible securities. While providing a fixed income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar nonconvertible security), a convertible security also affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation attendant upon a market price advance in the convertible security's underlying common stock.

A warrant gives the holder a right to purchase at any time during a specified period a predetermined number of shares of common stock at a fixed price. Unlike convertible debt securities or preferred stock, warrants do not pay a fixed dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of the Fund’s entire investment therein). The Fund maintains a non-fundamental policy that it will not invest in warrants if it will exceed 5% of the value of the Fund’s total assets.

Debt Securities

Because the market value of debt obligations ("bonds") can be expected to vary inversely to changes in interest rates, investing in bonds may provide an opportunity for capital growth when interest rates are expected to decline. The success of such a strategy depends on the Advisor’s ability to accurately forecast changes in interest rates. The market value of bonds may be expected to vary depending upon, among other factors, interest rates, the ability of the issuer to repay principal and interest, any change in investment rating and general economic conditions. The Fund may invest in bonds rated at least Baa by Moody’s Investors Service, Inc. ("Moody’s) or BBB by Standard & Poor’s Ratings Group ("S&P"), or, if unrated, are deemed to be of comparable quality by the Advisor. Bonds in these rating categories, although considered investment grade, are more likely to have a reduced ability to make principal and interest payments than is the case with higher-grade bonds. If a change in credit quality after purchase by the Fund causes the bond to no longer be investment grade, the Fund will sell the security, if necessary, to keep its holdings of below investment grade securities to 5% or less of the Fund’s net assets. Corporate bond ratings are described in the Appendix.

4

Risks of Investing in Debt Securities

There are a number of risks generally associated with an investment in debt securities (including convertible securities). Yields on short-, intermediate-, and long-term securities depend on a variety of factors, including the general condition of the money and bond markets, the size of a particular offering, the maturity of the obligation, and the rating of the issue.

Debt securities with longer maturities tend to produce higher yields and are generally subject to potentially greater capital appreciation and depreciation than obligations with short maturities and lower yields. The market prices of debt securities usually vary, depending upon available yields. An increase in interest rates will generally reduce the value of such portfolio investments, and a decline in interest rates will generally increase the value of such portfolio investments.

Short-Term Investments

The Fund may invest in any of the following securities and instruments:

Certificates of Deposit, Bankers’ Acceptances and Time Deposits. The Fund may acquire certificates of deposit, bankers’ acceptances and time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit and bankers’ acceptances acquired by the Fund will be dollar-denominated obligations of domestic or foreign banks, savings and loan associations or financial institutions which, at the time of purchase, have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. Government. If the Fund holds instruments of foreign banks or financial institutions, it may be subject to additional investment risks that are different in some respects from those incurred by a fund that invests only in debt obligations of U.S. domestic issuers. See "Foreign Investments" below. Such risks include future political and economic developments, the possible imposition of withholding taxes by the particular country in which the issuer is located on interest income payable on the securities, the possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on these securities.

5

Domestic banks and foreign banks are subject to different governmental regulations with respect to the amount and types of loans that may be made and interest rates that may be charged. In addition, the profitability of the banking industry depends largely upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operations of the banking industry.

As a result of federal and state laws and regulations, domestic banks are, among other things, required to maintain specified levels of reserves, limited in the amount which they can loan to a single borrower, and subject to other regulations designed to promote financial soundness. However, such laws and regulations do not necessarily apply to foreign bank obligations that the Fund may acquire.

In addition to purchasing certificates of deposit and bankers’ acceptances, to the extent permitted under its investment objectives and policies stated above and in its prospectus, the Fund may make interest-bearing time or other interest-bearing deposits in commercial or savings banks. Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

Commercial Paper and Short-Term Notes. The Fund may invest a portion of its assets in commercial paper and short-term notes. Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper and short-term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.

Commercial paper and short-term notes will consist of issues rated at the time of purchase "A-2" or higher by S&P, "Prime-1" or "Prime-2" by Moody’s, or similarly rated by another nationally recognized statistical rating organization or, if unrated, will be determined by the Advisor to be of comparable quality. These rating symbols are described in the Appendix.

Investment Companies. The Fund may invest in shares of other investment companies. The Fund may invest in money market mutual funds in connection with its management of daily cash positions. In addition to the advisory and operational fees a Fund bears directly in connection with its own operation, the Fund would also bear its pro rata portions of each other investment company’s advisory and operational expenses.

Government Obligations. The Fund may make short-term investments in U.S. Government obligations. Such obligations include Treasury bills, certificates of indebtedness, notes and bonds, and issues of such entities as the Government National Mortgage Association ("GNMA"), Export-Import Bank of the United States, Tennessee Valley Authority, Resolution Funding Corporation, Farmers Home Administration, Federal Home Loan Banks, Federal Intermediate Credit Banks, Federal Farm Credit Banks, Federal Land Banks, Federal Housing Administration, Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation, and the Student Loan Marketing Association.

6

Some of these obligations, such as those of the GNMA, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Export-Import Bank of United States, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the FNMA, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law.

The Fund may invest in sovereign debt obligations of foreign countries. A sovereign debtor’s willingness or ability to repay principal and interest in a timely manner may be affected by a number of factors, including its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor’s policy toward principal international lenders and the political constraints to which it may be subject. Emerging market governments could default on their sovereign debt. Such sovereign debtors also may be dependent on expected disbursements from foreign governments, multilateral agencies and other entities abroad to reduce principal and interest arrearages on their debt. The commitments on the part of these governments, agencies and others to make such disbursements may be conditioned on a sovereign debtor’s implementation of economic reforms and/or economic performance and the timely service of such debtor’s obligations. Failure to meet such conditions could result in the cancellation of such third parties’ commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to service its debt in a timely manner.

Foreign Investments and Currencies

The Fund may invest up to 20% of its total assets in securities of foreign issuers that are not publicly traded in the United States. The Fund may also invest in depositary receipts, purchase and sell foreign currency on a spot or cash basis and enter into forward currency contracts (see "Forward Currency Contracts," below).

Depositary Receipts. Depositary Receipts ("DRs") include American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs") or other forms of depositary receipts. DRs are receipts typically issued in connection with a U.S. or foreign bank or trust company which evidence ownership of underlying securities issued by a foreign corporation.

Risks of Investing in Foreign Securities. Investments in foreign securities involve certain inherent risks, including the following:

7

Political and Economic Factors. Individual foreign economies of certain countries may differ favorably or unfavorably from the US economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, diversification and balance of payments position. The internal politics of certain foreign countries may not be as stable as those of the United States. Governments in certain foreign countries also continue to participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest. The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by the trade policies and economic conditions of their trading partners. Enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of such countries.

Currency Fluctuations. The Fund may invest in securities denominated in foreign currencies. Accordingly, a change in the value of any such currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of the Fund’s assets denominated in that currency. Such changes will also affect the Fund’s income. The value of the Fund’s assets may also be affected significantly by currency restrictions and exchange control regulations enacted from time to time.

Market Characteristics. The Advisor expects that many foreign securities in which the Fund invest will be purchased in over-the-counter markets or on exchanges located in the countries in which the principal offices of the issuers of the various securities are located, if that is the best available market. Foreign exchanges and markets may be more volatile than those in the United States. While growing in volume, they usually have substantially less volume than U.S. markets, and the Fund’s foreign securities may be less liquid and more volatile than U.S. securities. Moreover, settlement practices for transactions in foreign markets may differ from those in United States markets, and may include delays beyond periods customary in the United States. Foreign security trading practices, including those involving securities settlement where Fund assets may be released prior to receipt of payment or securities, may expose the Fund to increased risk in the event of a failed trade or the insolvency of a foreign broker-dealer.

Legal and Regulatory Matters. Certain foreign countries may have less supervision of securities markets, brokers and issuers of securities, and less financial information available to issuers, than is available in the United States.

Taxes. The interest and dividends payable on certain of the Fund’s foreign portfolio securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to the Fund’s shareholders.

Costs. To the extent that the Fund invests in foreign securities, its expense ratio is likely to be higher than those of investment companies investing only in domestic securities, since the cost of maintaining the custody of foreign securities is typically higher.

8

Emerging Markets. Some of the securities in which the Fund may invest may be located in developing or emerging markets, which entail additional risks, including less social, political and economic stability; smaller securities markets and lower trading volume, which may result in less liquidity and greater price volatility; national policies that may restrict the Fund’s investment opportunities, including restrictions on investment in issuers or industries, or expropriation or confiscation of assets or property; and less developed legal structures governing private or foreign investment.

In considering whether to invest in the securities of a foreign company, the Advisor considers such factors as the characteristics of the particular company, differences between economic trends and the performance of securities markets within the U.S. and those within other countries, and also factors relating to the general economic, governmental and social conditions of the country or countries where the company is located. The extent to which the Fund will be invested in foreign companies and countries and depository receipts will fluctuate from time to time within the limitations described in the prospectus, depending on the Advisor’s assessment of prevailing market, economic and other conditions.

Options and Futures Strategies

The Fund may purchase put and call options and engage in the writing of covered call options and secured put options, and employ a variety of other investment techniques. Specifically, the Fund may engage in the purchase and sale of stock index future contracts, interest rate futures contracts, and options on such futures, all as described more fully below. Such investment policies and techniques may involve a greater degree of risk than those inherent in more conservative investment approaches.

Options on Securities. To hedge against adverse market shifts, the Fund may purchase put and call options on securities held in its portfolio. In addition, the Fund may seek to increase its income in an amount designed to meet operating expenses or may hedge a portion of its portfolio investments through writing (that is, selling) "covered" put and call options. A put option provides its purchaser with the right to compel the writer of the option to purchase from the option holder an underlying security at a specified price at any time during or at the end of the option period. In contrast, a call option gives the purchaser the right to buy the underlying security covered by the option from the writer of the option at the stated exercise price. A covered call option contemplates that, for so long as the Fund is obligated as the writer of the option, it will own (1) the underlying securities subject to the option or (2) securities convertible into, or exchangeable without the payment of any consideration for, the securities subject to the option. The value of the underlying securities on which covered call options will be written at any one time by the Fund will not exceed 25% of the Fund’s net assets. The Fund will be considered "covered" with respect to a put option it writes if, so long as it is obligated as the writer of a put option, it segregates cash or liquid high-grade debt obligations that are acceptable to the appropriate regulatory authority.

9

The Fund may purchase options on securities that are listed on securities exchanges or that are traded over-the-counter ("OTC"). As the holder of a put option, the Fund has the right to sell the securities underlying the option and as the holder of a call option, the Fund has the right to purchase the securities underlying the option, in each case at the option’s exercise price at any time prior to, or on, the option’s expiration date. The Fund may choose to exercise the options it holds, permit them to expire or terminate them prior to their expiration by entering into closing sale transactions. In entering into a closing sale transaction, the Fund would sell an option of the same series as the one it has purchased.

The Fund receives a premium when it writes call options, which increases the Fund's return on the underlying security in the event the option expires unexercised or is closed out at a profit. By writing a call, the Fund limits its opportunity to profit from an increase in the market value of the underlying security above the exercise price of the option for as long as the Fund’s obligation as writer of the option continues. The Fund receives a premium when it writes put options, which increases the Fund’s return on the underlying security in the event the option expires unexercised or is closed out at a profit. By writing a put, the Fund limits its opportunity to profit from an increase in the market value of the underlying security above the exercise price of the option for as long as the Fund’s obligation as writer of the option continues. Thus, in some periods, the Fund will receive less total return and in other periods greater total return from its hedged positions than it would have received from its underlying securities if unhedged.

In purchasing a put option, the Fund seeks to benefit from a decline in the market price of the underlying security, whereas in purchasing a call option, the Fund seeks to benefit from an increase in the market price of the underlying security. If an option purchased is not sold or exercised when it has remaining value, or if the market price of the underlying security remains equal to or greater than the exercise price, in the case of a put, or remains equal to or below the exercise price, in the case of a call, during the life of the option, the Fund will lose its investment in the option. For the purchase of an option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price, in the case of a put, and must increase sufficiently above the exercise price, in the case of a call, to cover the premium and transaction costs. Because option premiums paid by the Fund are small in relation to the market value of the investments underlying the options, buying options can result in large amounts of leverage. The leverage offered by trading in options could cause the Fund’s net asset value to be subject to more frequent and wider fluctuations than would be the case if the Fund did not invest in options.

OTC Options. OTC options differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and there is a risk of non-performance by the dealer. However, the premium is paid in advance by the dealer. OTC options are available for a greater variety of securities and foreign currencies, and in a wider range of expiration dates and exercise prices than exchange-traded options. Since there is no exchange, pricing is normally done by reference to information from a market maker, which information is carefully monitored or caused to be monitored by the Advisor and verified in appropriate cases.

10

A writer or purchaser of a put or call option can terminate it voluntarily only by entering into a closing transaction. In the case of OTC options, there can be no assurance that a continuous liquid secondary market will exist for any particular option at any specific time. Consequently, the Fund may be able to realize the value of an OTC option it has purchased only by exercising it or entering into a closing sale transaction with the dealer that issued it. Similarly, when the Fund writes an OTC option, it generally can close out that option prior to its expiration only by entering into a closing purchase transaction with the dealer to which it originally wrote the option. If a covered call option writer cannot effect a closing transaction, it cannot sell the underlying security or foreign currency until the option expires or the option is exercised. Therefore, the writer of a covered OTC call option may not be able to sell an underlying security even though it might otherwise be advantageous to do so. Likewise, the writer of a covered OTC put option may be unable to sell the securities pledged to secure the put for other investment purposes while it is obligated as a put writer. Similarly, a purchaser of an OTC put or call option might also find it difficult to terminate its position on a timely basis in the absence of a secondary market.

The Fund may purchase and write OTC put and call options in negotiated transactions. The staff of the SEC has previously taken the position that the value of purchased OTC options and the assets used as "cover" for written OTC options are illiquid securities and, as such, are to be included in the calculation of the Fund's 15% limitation on illiquid securities. However, the staff has eased its position somewhat in certain limited circumstances. The Fund will attempt to enter into contracts with certain dealers with which it writes OTC options. Each such contract will provide that the Fund has the absolute right to repurchase the options it writes at any time at a repurchase price which represents the fair market value, as determined in good faith through negotiation between the parties, but which in no event will exceed a price determined pursuant to a formula contained in the contract. Although the specific details of such formula may vary among contracts, the formula will generally be based upon a multiple of the premium received by the Fund for writing the option, plus the amount, if any, of the option's intrinsic value. The formula will also include a factor to account for the difference between the price of the security and the strike price of the option. If such a contract is entered into, the Fund will count as illiquid only the initial formula price minus the option’s intrinsic value.

The Fund will enter into such contracts only with primary U.S. Government securities dealers recognized by the Federal Reserve Bank of New York. Moreover, such primary dealers will be subject to the same standards as are imposed upon dealers with which the Fund enters into repurchase agreements.

11

Securities Index Options. In seeking to hedge all or a portion of its investment, the Fund may purchase and write put and call options on securities indices listed on securities exchanges, which indices include securities held in the Fund’s portfolio.

A securities index measures the movement of a certain group of stocks or debt securities by assigning relative values to the securities included in the index. Options on securities indices are generally similar to options on specific securities. Unlike options on specific securities, however, options on securities indices do not involve the delivery of an underlying security; the option in the case of an option on a stock index represents the holder’s right to obtain from the writer in cash a fixed multiple of the amount by which the exercise price exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying stock index on the exercise date.

When the Fund writes an option on a securities index, it will segregate assets in an amount equal to the market value of the option, and will maintain while the option is open.

Securities index options are subject to position and exercise limits and other regulations imposed by the exchange on which they are traded. If the Fund writes a securities index option, it may terminate its obligation by effecting a closing purchase transaction, which is accomplished by purchasing an option of the same series as the option previously written. The ability of the Fund to engage in closing purchase transactions with respect to securities index options depends on the existence of a liquid secondary market. Although the Fund generally purchases or writes securities index options only if a liquid secondary market for the options purchased or sold appears to exist, no such secondary market may exist, or the market may cease to exist at some future date, for some options. No assurance can be given that a closing purchase transaction can be effected when the Fund desires to engage in such a transaction.

Risks Relating to Purchase and Sale of Options on Stock Indices. Purchase and sale of options on stock indices by the Fund are subject to certain risks that are not present with options on securities. Because the effectiveness of purchasing or writing stock index options as a hedging technique depends upon the extent to which price movements in the Fund’s portfolio correlate with price movements in the level of the index rather than the price of a particular stock, whether the Fund will realize a gain or loss on the purchase or writing of an option on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indices, in an industry or market segment, rather than movements in the price of a particular stock. Accordingly, successful use by the Fund of options on indices will be subject to the ability of the Adviser to correctly predict movements in the direction of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual stocks. In the event the Advisor is unsuccessful in predicting the movements of an index, the Fund could be in a worse position than had no hedge been attempted.

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Index prices may be distorted if trading of certain stocks included in the index is interrupted. Trading in index options also may be interrupted in certain circumstances, such as if trading were halted in a substantial number of stocks included in the index. If this occurred, the Fund would not be able to close out options, which it had purchased or written, and, if restrictions on exercise were imposed, might be unable to exercise an option it holds, which could result in substantial losses to the Fund. However, it will be the Fund’s policy to purchase or write options only on indices that include a sufficient number of stocks so that the likelihood of a trading halt in the index is minimized.

Futures Contracts and Options on Futures Contracts. The Fund may purchase and sell stock index futures contracts. The purpose of the acquisition or sale of a futures contract by the Fund is to hedge against fluctuations in the value of its portfolio without actually buying or selling securities. The futures contracts in which the Fund may invest have been developed by and are traded on national commodity exchanges. Stock index futures contracts may be based upon broad-based stock indices such as the S&P 500® or upon narrow-based stock indices. A buyer entering into a stock index futures contract will, on a specified future date, pay or receive a final cash payment equal to the difference between the actual value of the stock index on the last day of the contract and the value of the stock index established by the contract. The Fund may assume both "long" and "short" positions with respect to futures contracts. A long position involves entering into a futures contract to buy a commodity, whereas a short position involves entering into a futures contract to sell a commodity.

The purpose of trading futures contracts is to protect the Fund from fluctuations in value of its investment securities without necessarily buying or selling the securities. Because the value of the Fund’s investment securities will exceed the value of the futures contracts sold by the Fund, an increase in the value of the futures contracts could only mitigate, but not totally offset, the decline in the value of the Fund's assets. No consideration is paid or received by the Fund upon trading a futures contract. Upon trading a futures contract, the Fund will be required to segregate an amount of cash, short-term Government Securities or other U.S. dollar-denominated, high-grade, short-term money market instruments equal to approximately 1% to 10% of the contract amount (this amount is subject to change by the exchange on which the contract is traded and brokers may charge a higher amount). This amount is known as "initial margin" and is in the nature of a performance bond or good faith deposit on the contract that is returned to the Fund upon termination of the futures contract, assuming that all contractual obligations have been satisfied; the broker will have access to amounts in the margin account if the Fund fails to meet its contractual obligations. Subsequent payments, known as "variation margin," to and from the broker, will be made daily as the price of the currency or securities underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." At any time prior to the expiration of a futures contract, the Fund may elect to close a position by taking an opposite position, which will operate to terminate the Fund’s existing position in the contract.

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Each short position in a futures or options contract entered into by the Fund is secured by the Fund’s ownership of underlying securities. The Fund does not use leverage when it enters into long futures or options contracts; the Fund segregates, with respect to each of its long positions, cash or money market instruments having a value equal to the underlying commodity value of the contract.

The Fund may trade stock index futures contracts to the extent permitted under rules and interpretations adopted by the Commodity Futures Trading Commission (the "CFTC"). U.S. futures contracts have been designed by exchanges that have been designated as "contract markets" by the CFTC, and must be executed through a futures commission merchant, or brokerage firm, that is a member of the relevant contract market. Futures contracts trade on a number of contract markets, and, through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange. The Fund intends to comply with CFTC regulations and interpretations to avoid "commodity pool operator" status.

Risks of Transactions in Futures Contracts and Options on Futures Contracts. There are several risks in using stock index futures contracts as hedging devices. First, all participants in the futures market are subject to initial margin and variation margin requirements. Rather than making additional variation margin payments, investors may close the contracts through offsetting transactions, which could distort the normal relationship between the index or security and the futures market. Second, the margin requirements in the futures market are lower than margin requirements in the securities market, and as a result the futures market may attract more speculators than does the securities market. Increased participation by speculators in the futures market may also cause temporary price distortions. Because of possible price distortion in the futures market and because of imperfect correlation between movements in stock indices or securities and movements in the prices of futures contracts, even a correct forecast of general market trends may not result in a successful hedging transaction over a very short period.

Another risk arises because of imperfect correlation between movements in the value of the futures contracts and movements in the value of securities subject to the hedge. With respect to stock index futures contracts, the risk of imperfect correlation increases as the composition of the Fund’s portfolio diverges from the securities included in the applicable stock index. It is possible that the Fund might sell stock index futures contracts to hedge its portfolio against a decline in the market, only to have the market advance and the value of securities held in the Fund’s portfolio decline. If this occurred, the Fund would lose money on the contracts and also experience a decline in the value of its portfolio securities. While this could occur, the Advisor believes that over time the value of the Fund’s portfolio will tend to move in the same direction as the market indices and will attempt to reduce this risk, to the extent possible, by entering into futures contracts on indices whose movements they believe will have a significant correlation with movements in the value of the Fund’s portfolio securities sought to be hedged.

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Successful use of futures contracts by the Fund is subject to the ability of the Advisor to predict correctly movements in the direction of interest rates or the market. If the Fund has hedged against the possibility of a decline in the value of the stocks held in its portfolio or an increase in interest rates adversely affecting the value of fixed-income securities held in its portfolio and stock prices increase or interest rates decrease instead, the Fund would lose part or all of the benefit of the increased value of its security which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may, but will not necessarily, be at increased prices which reflect the rising market or decline in interest rates. The Fund may have to sell securities at a time when it may be disadvantageous to do so.

Liquidity of Futures Contracts. The Fund may elect to close some or all of its contracts prior to expiration. The purpose of making such a move would be to reduce or eliminate the hedge position held by the Fund. The Fund may close its positions by taking opposite positions. Final determinations of variation margin are then made, additional cash as required is paid by or to the Fund, and the Fund realizes a loss or a gain. Positions in futures contracts may be closed only on an exchange or board of trade providing a secondary market for such futures contracts. Although the Fund intends to enter into futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a liquid secondary market will exist for any particular contract at any particular time.

In addition, most domestic futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of a trading session. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses. In such event, it will not be possible to close a futures position and, in the event of adverse price movements, the Fund would be required to make daily cash payments of variation margin. In such circumstances, an increase in the value of the portion of the portfolio being hedged, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of the securities being hedged will, in fact, correlate with the price movements in the futures contract and thus provide an offset to losses on a futures contract.

Risks and Special Considerations of Options on Futures Contracts. The use of options on interest rate and stock index futures contracts also involves additional risk. Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to the Fund because the maximum amount at risk is the premium paid for the options (plus transactions costs). The writing of a call option on a futures contract generates a premium that may partially offset a decline in the value of the Fund’s portfolio assets. By writing a call option, the Fund becomes obligated to sell a futures contract, which may have a value higher than the exercise price. Conversely, the writing of a put option on a futures contract generates a premium, but the Fund becomes obligated to purchase a futures contract, which may have a value lower than the exercise price. Thus, the loss incurred by the Fund in writing options on futures contracts may exceed the amount of the premium received.

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The effective use of options strategies is dependent, among other things, on the Fund's ability to terminate options positions at a time when the Advisor deems it desirable to do so. Although the Fund will enter into an option position only if the Advisor believes that a liquid secondary market exists for such option, there is no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price. The Fund’s transactions involving options on futures contracts will be conducted only on recognized exchanges.

The Fund’s purchase or sale of put or call options on futures contracts will be based upon predictions as to anticipated interest rates or market trends by the Advisor, which could prove to be inaccurate. Even if the expectations of the Advisor are correct, there may be an imperfect correlation between the change in the value of the options and of the Fund’s portfolio securities.

Investments in futures contracts and related options by their nature tend to be more short-term than other equity investments made by the Fund. The Fund’s ability to make such investments, therefore, may result in an increase in the Fund’s portfolio activity and thereby may result in the payment of additional transaction costs.

Forward Currency Contracts

The Fund may enter into forward currency contracts in anticipation of changes in currency exchange rates. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. For example, the Fund might purchase a particular currency or enter into a forward currency contract to preserve the U.S. dollar price of securities it intends to or has contracted to purchase. Alternatively, it might sell a particular currency on either a spot or forward basis to hedge against an anticipated decline in the dollar value of securities it intends to or has contracted to sell. Although this strategy could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain from an increase in the value of the currency.

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Repurchase Agreements

The Fund may enter into repurchase agreements with respect to its portfolio securities. Pursuant to such agreements, the Fund acquires securities from financial institutions such as banks and broker-dealers as are deemed to be creditworthy by the Advisor, subject to the seller’s agreement to repurchase and the Fund’s agreement to resell such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the underlying portfolio security). Securities subject to repurchase agreements will be held by the Custodian or in the Federal Reserve/Treasury Book-Entry System or an equivalent foreign system. The seller under a repurchase agreement will be required to maintain the value of the underlying securities at not less than 102% of the repurchase price under the agreement. If the seller defaults on its repurchase obligation, the Fund will suffer a loss to the extent that the proceeds from a sale of the underlying securities are less than the repurchase price under the agreement. Bankruptcy or insolvency of such a defaulting seller may cause the Fund’s rights with respect to such securities to be delayed or limited. Repurchase agreements are considered to be loans under the Investment Company Act (the "1940 Act").

When-Issued Securities, Forward Commitments and Delayed Settlements

The Fund may purchase securities on a "when-issued," forward commitment or delayed settlement basis. In this event, the Custodian will designate liquid assets equal to the amount of the commitment. In such a case, the Fund may be required subsequently to designate additional assets in order to assure that the value of the account remains equal to the amount of the Fund’s commitment. It may be expected that the Fund’s net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash.

The Fund does not intend to engage in these transactions for speculative purposes but only in furtherance of its investment objectives. Because the Fund will designate assets to satisfy its purchase commitments in the manner described, the Fund’s liquidity and the ability of the Advisor to manage it may be affected in the event the Fund's forward commitments, commitments to purchase when-issued securities and delayed settlements ever exceeded 15% of the value of its net assets.

The Fund will purchase securities on a when-issued, forward commitment or delayed settlement basis only with the intention of completing the transaction. If deemed advisable as a matter of investment strategy, however, the Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases the Fund may realize a taxable capital gain or loss. When the Fund engages in when-issued, forward commitment and delayed settlement transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Fund incurring a loss or missing an opportunity to obtain an advantageous price.

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The market value of the securities underlying a when-issued purchase, a forward commitment to purchase securities, or a delayed settlement and any subsequent fluctuations in their market value is taken into account when determining the market value of the Fund starting on the day the Fund agrees to purchase the securities. The Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.

Borrowing

The Fund is authorized to borrow money from time to time for temporary, extraordinary or emergency purposes or for clearance of transactions in amounts not to exceed 33-1/3% of the value of its total assets at the time of such borrowings. The use of borrowing by the Fund involves special risk considerations that may not be associated with other funds having similar objectives and policies. Since substantially all of the Fund’s assets fluctuate in value, while the interest obligation resulting from a borrowing will be fixed by the terms of the Fund’s agreement with its lender, the net asset value per share of the Fund will tend to increase more when its portfolio securities increase in value and to decrease more when its portfolio assets decrease in value than would otherwise be the case if the Fund did not borrow funds. In addition, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales. The Fund is required to designate specific liquid assets with its custodian equal to the amount it has borrowed.

Lending Portfolio Securities

The Fund may lend its portfolio securities in an amount not exceeding 33% of its total assets to financial institutions such as banks and brokers if the loan is collateralized in accordance with applicable regulations. Under the present regulatory requirements which govern loans of portfolio securities, the loan collateral must, on each business day, at least equal the value of the loaned securities and must consist of cash, letters of credit of domestic banks or domestic branches of foreign banks, or securities of the U.S. Government or its agencies. To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the Fund if the demand meets the terms of the letter. Such terms and the issuing bank would have to be satisfactory to the Fund. Any loan might be secured by any one or more of the three types of collateral. The terms of the Fund's loans must permit the Fund to reacquire loaned securities on five days' notice or in time to vote on any serious matter and must meet certain tests under the Internal Revenue Code (the "Code").

Short Sales

The Fund is authorized to make short sales of securities. In a short sale, the Fund sells a security, which it does not own, in anticipation of a decline in the market value of the security. To complete the sale, the Fund must borrow the security (generally from the broker through which the short sale is made) in order to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The Fund is said to have a "short position" in the securities sold until it delivers them to the broker. The period during which the Fund has a short position can range from as little as one day to more than a year. Until the security is replaced, the broker retains the proceeds of the short sale, and the Fund is required to pay to the broker a negotiated portion of any dividends or interest that accrue during the period of the loan. To meet current margin requirements, the Fund is also required to deposit with the broker additional cash or securities so that the total deposit with the broker is maintained daily at 150% of the current market value of the securities sold short (100% of the current market value if a security is held in the account that is convertible or exchangeable into the security sold short within 90 days without restriction other than the payment of money).

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Short sales by the Fund create opportunities to increase the Fund's return but, at the same time, involve specific risk considerations and may be considered a speculative technique. Since the Fund in effect profits from a decline in the price of the securities sold short without the need to invest the full purchase price of the securities on the date of the short sale, the Fund's net asset value per share will tend to increase more when the securities it has sold short decrease in value, and to decrease more when the securities it has sold short increase in value, than would otherwise be the case if it had not engaged in such short sales. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest the Fund may be required to pay in connection with the short sale. Furthermore, under adverse market conditions the Fund might have difficulty purchasing securities to meet its short sale delivery obligations, and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations would not favor such sales.

Illiquid Securities

The Fund may not invest more than 15% of the value of its net assets in securities that at the time of purchase have legal or contractual restrictions on resale or are otherwise illiquid. The Advisor will monitor the amount of illiquid securities in the Fund’s portfolio, under the supervision of the Trust’s Board of Trustees, to ensure compliance with the Fund's investment restrictions.

Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933 (the "Securities Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placement or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and the Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requests within seven days. The Fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

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In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer’s ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments. If such securities are subject to purchase by institutional buyers in accordance with Rule 144A promulgated by the SEC under the Securities Act, the Trust's Board of Trustees may determine that such securities are not illiquid securities notwithstanding their legal or contractual restrictions on resale. In all other cases, however, securities subject to restrictions on resale will be deemed illiquid.

Investment Restrictions

The Trust (on behalf of the Fund) has adopted the following restrictions as fundamental policies, which may not be changed without the favorable vote of the holders of a "majority," as defined in the 1940 Act, of the outstanding voting securities of the Fund. Under the 1940 Act, the "vote of the holders of a majority of the outstanding voting securities" means the vote of the holders of the lesser of (i) 67% of the shares of the Fund represented at a meeting at which the holders of more than 50% of its outstanding shares are represented or (ii) more than 50% of the outstanding shares of the Fund. Except with respect to borrowing, and illiquid securities, changes in values of the Fund’s assets will not cause a violation of the following investment restrictions so long as percentage requirements are observed by the Fund at the time it purchases any security.

As a matter of fundamental policy, the Fund’s investment objectives are fundamental.

In addition, the Fund may not:

1.	Issue senior securities, borrow money or pledge its assets, except that (i) the Fund may borrow on an unsecured basis from banks for temporary or emergency purposes or for clearance of transactions in amounts not exceeding 33-1/3% of its total assets (including the amount borrowed), provided that it will not make investments while borrowings in excess of 5% of the value of its total assets are outstanding; and (ii) this restriction shall not prohibit the Fund from engaging in options or futures transactions or short sales;

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2.	Invest 25% or more of its total assets, calculated at the time of purchase and taken at market value, in any one industry (other than U.S. Government securities);

3.	Make loans of money (except for purchases of debt securities consistent with the investment policies of the Fund and except for repurchase agreements);

4.	Invest no more than 20% of the value of its total assets in securities issued by foreign companies.

5.	Purchase or sell real estate or interests in real estate or real estate limited partnerships (although the Fund may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate);

6.	Purchase or sell commodities or commodity contracts, except futures contracts and related options and other similar contracts.

7.	Act as underwriter (except to the extent the Fund may be deemed to be an underwriter in connection with the sale of securities in its investment portfolio);

The Fund has adopted the following operating (i.e., non-fundamental) investment policies and restrictions, which may be changed by the Board of Directors without shareholder approval:

1.	The Fund will not invest in the securities of other investment companies or purchase any other investment company's voting securities or make any other investment in other investment companies except to the extent permitted by federal law; or

2.	The Fund will not participate on a joint or joint-and-several basis in any securities trading account.

3.	The Fund will not invest in warrants if, as a result, the investments (valued at the lower of cost or market) would exceed 5% of the value of the Fund's total assets.

4.	The Fund will not purchase securities on margin, except such short-term credits as may be necessary for the clearance of transactions;

5.	The Fund will not invest more than 15% of its net assets in securities, which are restricted as to disposition or otherwise are illiquid or have no readily available market (except for securities that are determined by the Board of Trustees to be liquid).

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6.	The Fund may not make any change in the Fund’s investment policy of investing at least 80% of its net assets in the investments suggested by the Fund’s name without first providing its shareholders with at least 60 days’ prior notice.

Except for the Fund’s policies regarding borrowing and illiquid securities, any investment restriction described in the prospectus and this SAI which involves a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the applicable percentage occurs immediately after an acquisition of securities or utilization of assets and such excess results therefrom.

Portfolio Turnover

Although the Fund generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Advisor, investing considerations warrant such action. Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year. A 100% portfolio turnover rate would occur if all the securities in the Fund’s portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year. A high rate of portfolio turnover (100% or more) generally leads to transaction costs and may result in a greater number of taxable transactions. See "Portfolio Transactions and Brokerage."

	Fiscal Year Ended April 30, 2004	Fiscal Year Ended April 30, 2003
Portfolio Turnover	46.09%	36.67%

Management

The overall management of the business and affairs of the Trust is vested with its Board of Trustees. The Board approves all significant agreements between the Trust and persons or companies furnishing services to it, including the agreements with the Advisor, Administrator, Custodian and Transfer Agent. The day-to-day operations of the Trust are delegated to its officers, subject to the Fund’s investment objectives and policies and to general supervision by the Board of Trustees.

The current Trustees and officers of the Trust, their birth dates and positions with the Trust, term of office with the Trust and length of time served, their business addresses and principal occupations during the past five years and other directorships held are set forth in the table below.

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Name, Address and Age	Position with The Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustees***	Other Directorships Held
Independent Trustees

Walter E. Auch* (born 1921) 2020 E. Financial Way Glendora, CA 91741	Trustee	Indefinite term since February 1997.	Management Consultant.	1	Director, Nicholas-Applegate Funds, Citigroup Funds, Pimco Advisors LLP, Senele Group and UBS Capital Management.

Donald E. O’Connor* (born 1936) 2020 E. Financial Way Glendora, CA 91741	Trustee	Indefinite term since February 1997.	Financial Consultant; formerly Executive Vice President and Chief Operating Officer of ICI Mutual Insurance Company (until January 1997).	1	Independent Director, The Forward Funds.

George T. Wofford III* (born 1939) 2020 E. Financial Way Glendora, CA 91741	Trustee	Indefinite term since February 1997.	Senior Vice President, Information Services, Federal Home Loan Bank of San Francisco.	1	None.

James Clayburn LaForce* (born 1928) 2020 E. Financial Way Glendora, CA 91741	Trustee	Indefinite term since May 2002	Dean Emeritus, John E. Anderson Graduate School of Management, University of California, Los Angeles	1	Director, The Payden & Rygel Investment Group, The Metzler/Payden Investment Group, BlackRock Funds, Arena Pharmaceuticals, Cancervax.

George J. Rebhan* (born 1934) 2020 E. Financial Way Glendora, CA 91741	Trustee	Indefinite term since May 2002	Retired; formerly President, Hotchkis and Wiley Funds (mutual funds) from 1985 to 1993.	1	Trustee, E*TRADE Funds.

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Name, Address and Age	Position with The Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustees***	Other Directorships Held

Interested Trustee of the Trust

Eric M. Banhazl** (born 1957) 2020 E. Financial Way Glendora, CA 91741	Trustee	Indefinite term since February 1997.	Senior Vice President, U.S. Bancorp Fund Services, LLC since July 2001; Treasurer, Guinness Atkinson Funds; formerly, Executive Vice President, Investment Company Administration, LLC; ("ICA") (mutual fund administrator and the Fund’s former administrator).	1	None.
Officers of the Trust

Eric M. Banhazl (see above)	President (Interested Trustee - see above.)	Indefinite term since February 1997.	See Above.	1	See Above.

Douglas G. Hess (born 1967) 615 East Michigan St. Milwaukee, WI 53202	Treasurer	Indefinite term since June 2003.	Vice President, Compliance and Administration, U.S. Bancorp Fund Services, LLC since March 1997.	1	None.

Rodney A. DeWalt (born 1967) 615 East Michigan St. Milwaukee, WI 53202	Secretary	Indefinite term since December 2003.	Legal and Compliance Administrator, U.S. Bancorp Fund Services, LLC since January 2003. Thrivent Financial for Lutherans from 2000 to 2003, Attorney Private Practice 1997 to 2000.	1	None.

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*	Denotes those Trustees of the Trust who are not "interested persons" of the Trust as defined under the 1940 Act.
**	Denotes Trustee who is an "interested person" of the Trust under the 1940 Act. Mr. Banhazl is an interested person of the Trust by virtue of his position as President of the Trust. He is also an officer of U.S. Bancorp Fund Services, LLC, the administrator for the Fund.
***	The Trust is comprised of numerous series managed by unaffiliated investment advisers. The term "Fund Complex" applies only to the Fund. The Fund does not hold itself out as related to any other series within the Trust for investment purposes, nor does it share the same investment adviser with any other series.

Compensation

During the past fiscal year, each Independent Trustee received $18,000 per year in fees, plus $500 for each special meeting attended and is reimbursed for expenses. This amount is allocated among each of the series comprising the Trust. In an effort to meet the industry’s best practice standard, the Board recently reviewed trustee compensation. Effective April 1, 2004, the independent trustees receive an annual trustee fee of $28,000 per year with no additional fee for special meetings. The Trust has no pension or retirement plan. No other entity affiliated with the Trust pays any compensation to the Trustees.

Name of Person/Position	Aggregate Compensation From the Trust[1]	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Trust Paid to Trustees[2]
Walter E. Auch, Trustee	$18,500	None	None	$18,500
Donald E. O’Connor, Trustee	$18,500	None	None	$18,500
George T. Wofford III, Trustee	$18,500	None	None	$18,500
James Clayburn LaForce, Trustee	$18,500	None	None	$18,500
George J. Rebhan, Trustee	$18,500	None	None	$18,500

1 For the fiscal year ended April 30, 2004.
2 There are currently numerous portfolios comprising the Trust. For the fiscal year ended April 30, 2004, trustees fees and expenses in the amount of $7,191 were allocated to the Fund.

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Board Interest in the Fund

As of December 31, 2003, the Trustees owned the following amounts in the Fund:

Name of Trustee	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Director in Family of Investment Companies
George T. Wofford, III, Independent Trustee	$1-$10,000	$1-$10,000
James Clayburn LaForce, Independent Trustee	None	None
George J. Rebhan, Independent Trustee	None	None
Donald E. O’Connor, Independent Trustee	None	None
Walter E. Auch, Independent Trustee	None	None

Trust Committees

The Trust has four standing committees: The Audit Committee, Nominating Committee, Qualified Legal Compliance Committee and the Valuation Committee. The Audit Committee is comprised of all of the Independent Trustees. It does not include any interested Trustees. The Audit Committee typically meets once per year with respect to the various series of the Trust. The function of the Audit Committee, with respect to each series of the Trust, is to review the scope and results of the audit and any matters bearing on the audit or the Fund’s financial statements and to ensure the integrity of the Fund’s pricing and financial reporting. The Audit Committee met once during the last fiscal year with respect to the Fund.

The Nominating Committee is responsible for seeking and reviewing candidates for consideration as nominees for Trustees as is considered necessary from time to time and meets only as necessary. During the fiscal year ended April 30, 2004, the Nominating Committee has not met with respect to the Fund. The Independent Trustees comprise the Nominating Committee.

As of September 11, 2003, the Audit Committee also serves as the Qualified Legal Compliance Committee ("QLCC") for the Trust for the purpose of compliance with Rules 205.2(k) and 205.3(c) of the Code of Federal Regulations, regarding alternative reporting procedures for attorneys retained or employed by an issuer who appear and practice before the Securities and Exchange Commission on behalf of the issuer (the "issuer attorneys"). An issuer attorney who becomes aware of evidence of a material violation by the Trust, or by any officer, director, employee, or agent of the Trust, may report evidence of such material violation to the QLCC as an alternative to the reporting requirements of Rule 205.3(b) (which requires reporting to the chief legal officer and potentially "up the ladder" to other entities).The QLCC did not meet during the last fiscal year with respect to the Fund.

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The Trust’s Board has delegated day-to-day valuation issues to a Valuation Committee that is comprised of at least one representative from the Administrator’s staff who is knowledgeable about the Fund and at least one Trustee. The function of the Valuation Committee is to value securities held by any series of the Trust for which current and reliable market quotations are not readily available. Such securities are valued at their respective fair values as determined in good faith by the Valuation Committee and the actions of the Valuation Committee are subsequently reviewed and ratified by the Board. The Valuation Committee meets as needed. The Valuation Committee did not meet during the last fiscal year with respect to the Fund.

Control Persons, Principal Shareholders and Management Ownership

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of the Fund. A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control. As of July 31, 2004, the following shareholders were considered to be either a control person or principal shareholder of the Fund:

Name and Address	# of Shares	% Ownership	Type of Ownership
Charles Schwab & Co. 101 Montgomery St. San Francisco, CA 94104	757,000.031	63.59%	Record

National Financial 200 Liberty Street, 5th Floor New York, NY 10281	163,205.741	13.71%	Record

LaSalle Bank, N.A. Omnibus 76 P.O. Box 1443 Chicago, IL 60670-1443	91,519.295	7.69%	Record

As of December 31, 2004, one Independent Trustee of the Trust, George T. Wofford, III, beneficially owned shares of the Fund and as of July 31, 2004, the Trustees and Officers of the Trust as a group did not own more than 1% of the outstanding shares of the Fund. Furthermore, neither the Independent Trustees nor members of their immediate family, own securities beneficially or of record in the Advisor, the Distributor or an affiliate of the Advisor or Distributor. Accordingly, neither the Independent Trustees nor members of their immediate family, have direct or indirect interest, the value of which exceeds $60,000, in the Advisor, the Distributor or any of their affiliates. In addition, during the most recently completed calendar year, neither the Independent Trustees nor members of their immediate families have conducted any transactions (or series of transactions) in which the amount involved exceeds $60,000 and to which the Advisor, the Distributor or any affiliate of thereof was a party.

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The Advisor

The Advisor is a Minnesota partnership which is 45% owned by Voyageur Advisory Services LLC ("Voyageur"), and 45% owned by SBGP Holdings, Inc. ("Holdings"). Voyageur is owned by Dougherty Financial Group LLC. Holdings is 50% owned by Ralph M. Segall and 50% by C. Alfred Bryant, Managing Partners of Segall Bryant & Hamill. The remaining 10% of the Advisor is owned by other employees of the Advisor.

Subject to the supervision of the Board of Trustees, investment management and related services are provided by the Advisor, pursuant to an Investment Advisory Agreement (the "Advisory Agreement").

Under the Advisory Agreement, the Advisor agrees to invest the assets of the Fund in accordance with the investment objectives, policies and restrictions of the Fund as set forth in the Fund's and Trust's governing documents, including, without limitation, the Trust’s Agreement and Declaration of Trust and By-Laws; the Fund’s prospectus, SAI, and undertakings; and such other limitations, policies and procedures as the Trustees of the Trust may impose from time to time in writing to the Advisor. In providing such services, the Advisor shall at all times adhere to the provisions and restrictions contained in the federal securities laws, applicable state securities laws, the Code, and other applicable law.

Without limiting the generality of the foregoing, the Advisor has agreed to (i) furnish the Fund with advice and recommendations with respect to the investment of the Fund's assets, (ii) effect the purchase and sale of portfolio securities; (iii) manage and oversee the investments of the Fund, subject to the ultimate supervision and direction of the Trust’s Board of Trustees; (iv) vote proxies and take other actions with respect to the Fund’s securities; (v) maintain the books and records required to be maintained with respect to the securities in the Fund’s portfolio; (vi) furnish reports, statements and other data on securities, economic conditions and other matters related to the investment of the Fund’s assets which the Trustees or the officers of the Trust may reasonably request; and (vii) render to the Trust’s Board of Trustees such periodic and special reports as the Board may reasonably request. The Advisor has also agreed, at its own expense, to maintain such staff and employ or retain such personnel and consult with such other persons as it shall from time to time determine to be necessary to the performance of its obligations under the Advisory Agreement. Personnel of the Advisor may serve as officers of the Trust provided they do so without compensation from the Trust. Without limiting the generality of the foregoing, the staff and personnel of the Advisor shall be deemed to include persons employed or retained by the Advisor to furnish statistical information, research, and other factual information, advice regarding economic factors and trends, information with respect to technical and scientific developments, and such other information, advice and assistance as the Advisor or the Trust’s Board of Trustees may desire and reasonably request. With respect to the operation of the Fund, the Advisor has agreed to be responsible for the expenses of printing and distributing extra copies of the Fund's prospectus, SAI, and sales and advertising materials (but not the legal, auditing or accounting fees attendant thereto) to prospective investors (but not to existing shareholders); and the costs of any special Board of Trustees meetings or shareholder meetings convened for the primary benefit of the Advisor.

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In consideration for the Advisor’s services, the Fund pays the Advisor monthly compensation computed daily at a rate of 0.75% of the Fund’s net assets for advisory service.

In addition to the fees for advisory service and administration, the Fund is responsible for its operating expenses, including: fees and expenses incurred in connection with the issuance, registration and transfer of its shares; brokerage and commission expenses; all expenses of transfer, receipt, safekeeping, servicing and accounting for the cash, securities and other property of the Trust for the benefit of the Fund including all fees and expenses of its custodian, shareholder services agent and accounting services agent; interest charges on any borrowings; costs and expenses of pricing and calculating its daily net asset value and of maintaining its books of account required under the 1940 Act; taxes, if any; a pro rata portion of expenditures in connection with meetings of the Fund’s shareholders and the Trust’s Board of Trustees that are properly payable by the Fund; salaries and expenses of officers and fees and expenses of members of the Trust’s Board of Trustees or members of any advisory board or committee who are not members of, affiliated with or interested persons of the Advisor or Administrator; insurance premiums on property or personnel of the Fund which inure to its benefit, including liability and fidelity bond insurance; the cost of preparing and printing reports, proxy statements, prospectuses and SAIs of the Fund or other communications for distribution to existing shareholders; legal, auditing and accounting fees; trade association dues; fees and expenses (including legal fees) of registering and maintaining registration of its shares for sale under federal and applicable state and foreign securities laws; all expenses of maintaining and servicing shareholder accounts, including all charges for transfer, shareholder recordkeeping, dividend disbursing, redemption, and other agents for the benefit of the Fund, if any; and all other charges and costs of its operation plus any extraordinary and non-recurring expenses, except as otherwise prescribed in the Advisory Agreement.

The Fund is responsible for its own operating expenses. However, the Advisor has contractually agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses to the extent necessary to limit the Fund’s aggregate annual operating expenses (excluding interest and tax expenses) to the limit set forth in the Expense Table in the Prospectus (the "expense cap"). Any such reductions made by the Advisor in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years, but is permitted to look back five years and four years, respectively, during the initial six years and seventh year of the Fund’s operations.

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In approving the continuation of the Advisory Agreement on behalf of the Fund at a meeting held on December 11, 2003, the Board (including the Independent Trustees) primarily considered, among other things, the following matters: information regarding the Advisor including those relating to the Advisor’s personnel; the nature and quality of the services provided and to be provided by the Advisor under the Advisory Agreements; the fees paid to and expenses borne by the Advisor; the Fund’s expense limitation, fee waiver, and performance of the Fund relative to the Fund’s benchmark; comparable fee and expense information respecting other similar unaffiliated mutual funds; the level of profits that could be expected to accrue to the Advisor from the fees payable under such Advisory Agreement; and the Fund’s brokerage, related commissions, and the use of soft dollars by the Advisor. The Board also discussed: (a) the Advisor’s performance (on an absolute and relative basis); (b) the Advisor’s adherence to compliance procedures; (c) the Advisor’s generally positive relationship with the Board; (d) the Advisor’s marketing activity and commitment to responsible Fund growth; (e) the overall quality of services provided to the Fund; (f) the cost structure of the Fund relative to its peer group; and (g) the satisfaction of the Fund’s shareholders with their investment choice. The Trustees noted that the Fund’s performance over the prior year was excellent on both a relative and absolute basis. After reviewing such information as they deemed necessary, the Board (including a majority of the Independent Trustees) concluded that the continuation of the Advisory Agreement was in the best interests of the Fund and its shareholders.

The Advisory Agreement remains in effect for an initial period not to exceed two years. Thereafter, if not terminated, the Advisory Agreement will continue automatically for successive annual periods, provided that such continuance is specifically approved at least annually (i) by a majority vote of the Independent Trustees cast in person at a meeting called for the purpose of voting on such approval, and (ii) by the Board of Trustees or by vote of a majority of the outstanding voting securities of the Fund.

The Advisory Agreement is terminable by vote of the Board of Trustees or by the holders of a majority of the outstanding voting securities of the Fund at any time without penalty, on 60 days written notice to the Advisor. The Advisor also may terminate the Advisory Agreement on 60 days written notice to the Trust. The Advisory Agreement terminates automatically upon its assignment (as defined in the 1940 Act).

The Advisor has also entered into an Operating Expenses Limitation Agreement in which it has agreed to keep the Fund’s expenses to a certain minimum (as described in the Fee Table for the Fund). Under the Operating Expenses Limitation Agreement, the Advisor may recapture waived or reimbursed expenses for a five-year period under specified conditions. During the last fiscal year, the Advisor agreed to limit total Fund operating expenses to 1.40% of average net assets annually.

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During the stated fiscal years, the Fund accrued and paid and the Advisor waived the following fees:

Advisory Fees	For the Fiscal Year Ended April 30, 2004	For the Fiscal Year Ended April 30, 2003	For the Fiscal Year Ended April 30, 2002

Fees Accrued	$105,269	$79,196	$89,058
Fees Waived	$90,291	$95,676	$88,021
Net Advisory Fee Paid	$14,978	-$16,480	$1,037

Under the Advisory Agreement, the Advisor will not be liable to the Trust or the Fund or any shareholder for any act or omission in the course of, or connected with, rendering services or for any loss sustained by the Trust except in the case of a breach of fiduciary duty with respect to the receipt of compensation for services (in which case any award of damages will be limited as provided in the 1940 Act) or of willful misfeasance, bad faith or gross negligence, or reckless disregard of its obligations and duties under the Advisory Agreement.

Service Providers

U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, Wisconsin, 53202 (the "Administrator") provides administrative services to the Fund pursuant to an Administration Agreement. The Administration Agreement provides that the Administrator will prepare and coordinate reports and other materials supplied to the Trustees; prepare and/or supervise the preparation and filing of all securities filings, periodic financial reports, prospectuses, statements of additional information, marketing materials, tax returns, shareholder reports and other regulatory reports or filings required of the Fund; prepare all required filings necessary to maintain the Fund’s ability to sell shares in all states where it currently does, or intends to do business; coordinate the preparation, printing and mailing of all materials (e.g., annual reports) required to be sent to shareholders; coordinate the preparation and payment of Fund related expenses; monitor and oversee the activities of the Fund’s servicing agents (i.e., transfer agent, custodian, fund accountants, etc.); review and adjust as necessary the Fund’s daily expense accruals; and perform such additional services as may be agreed upon by the Fund and the Administrator. U.S. Bancorp Fund Services, LLC also serves as fund accountant, transfer agent and dividend disbursing agent under separate agreements.

The Administration Agreement is terminable without penalty by the Trust on behalf of the Fund or by the Administrator on 60 days’ written notice (as defined in the 1940 Act). The Administration Agreement also provides that neither the Administrator nor its personnel shall be liable for any error of judgment or mistake of law or for any act or omission in the administration of the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its or their duties or by reason of reckless disregard of its or their obligations and duties under the Administration Agreement.

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During the stated fiscal years, the Fund incurred the following fees payable to the Administrator:

Fees Paid to:	Fiscal Year Ended April 30, 2004	Fiscal Year Ended April 30, 2003	Fiscal Year Ended April 30, 2002
U.S. Bancorp Fund Services, LLC	$30,459	$30,000	$29,999

U.S. Bank, National Association, 425 Walnut Street, Cincinnati, Ohio, 45202, is custodian for the securities and cash of the Fund. Under the Custodian Agreement, U.S. Bank, National Association holds the Fund’s portfolio securities in safekeeping and keeps all necessary records and documents relating to its duties. The Custodian and Transfer Agent do not participate in decisions relating to the purchase and sale of securities by the Fund. The Administrator, Custodian and the Fund’s Distributor are affiliated entities under the common control of U.S. Bancorp.

Tait, Weller & Baker, 1818 Market Street, Suite 2400, Philadelphia, Pennsylvania, 19103 are the independent public accountants for the Fund whose services will include auditing the Fund’s financial statements and the performance of related tax services.

Paul, Hastings, Janofsky & Walker LLP, 55 Second Street, San Francisco, California, 94105, are legal counsel to the Fund.

Distribution of Fund Shares

Distributor

Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, Wisconsin, 53202, is the principal underwriter (the "Distributor") and the general distributor of the shares of the Fund pursuant to a Distribution Agreement, as amended from time to time, between the Distributor and the Trust (the "Distribution Agreement"). The Distribution Agreement was approved by the Board in the manner required by the 1940 Act. The Distributor is affiliated with the Administrator, Custodian and Transfer Agent under the common control of U.S. Bancorp.

Distribution Plan

Pursuant to a plan of distribution adopted by the Trust, on behalf of the Fund, pursuant to Rule 12b-1 under the 1940 Act (the "Plan"), the Fund may pay distribution and related expenses up to 0.25% of its average net assets to the Advisor as distribution coordinator. The Board believes that the Plan benefits the shareholders. Expenses permitted to be paid include preparation, printing and mailing of prospectuses, shareholder reports such as semi-annual and annual reports, performance reports and newsletters, sales literature and other promotional material to prospective investors, direct mail solicitations, advertising, public relations, compensation of sales personnel, advisors or other third parties for their assistance with respect to the distribution of the Fund's shares, payments to financial intermediaries for shareholder support, administrative and accounting services with respect to shareholders of the Fund and such other expenses as may be approved from time to time by the Board of Trustees of the Trust.

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The Plan allows excess distribution expenses to be carried forward by the Advisor, as distribution coordinator, and resubmitted in a subsequent fiscal year, provided that (i) distribution expenses cannot be carried forward for more than three years following initial submission; (ii) the Trustees have made a determination at the time of initial submission that the distribution expenses are appropriate to be carried forward and (iii) the Trustees make a further determination, at the time any distribution expenses which have been carried forward are submitted for payment, that payment at the time is appropriate, consistent with the objectives of the Plan and in the current best interests of shareholders. The Plan provides for the compensation to the Advisor, as Distribution Coordinator, regardless of the Fund's distribution expenses.

Under the Plan, the Trustees will be furnished quarterly with information detailing the amount of expenses paid under the Plan and the purposes for which payments were made. The Plan may be terminated at any time by vote of a majority of the Trustees of the Trust who are not interested persons. Continuation of the Plan is considered by such Trustees no less frequently than annually.

During the stated fiscal year, the Fund paid the following amounts in distribution fees:

12B-1 Expense	Fiscal year ended April 30, 2004
Advertising/Marketing	$5,264
Printing/Postage	$701
Payment to distributor	$0
Payment to dealers	$29,125
Total	$35,090

Portfolio Transactions And Brokerage

The Advisory Agreement states that the Advisor shall be responsible for broker-dealer selection and for negotiation of brokerage commission rates, provided that the Advisor shall not direct orders to an affiliated person of the Advisor without general prior authorization to use such affiliated broker or dealer by the Trust’s Board of Trustees. The Advisor’s primary consideration in effecting a securities transaction will be execution at the most favorable price. In selecting a broker-dealer to execute each particular transaction for the Fund, in accordance with the provisions of Section 28(e) of the 1934 Act, the Advisor may take the following into consideration: the best net price available; the reliability, integrity and financial condition of the broker-dealer; the size of and difficulty in executing the order; and the value of the expected contribution of the broker-dealer to the investment performance of the Fund on a continuing basis. The price to the Fund in any transaction may be less favorable than that available from another broker-dealer if the difference is reasonably justified by other aspects of the portfolio execution services offered. The Board of Trustees will review quarterly the Advisor’s performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the Fund. Such review is conducted for the purpose of determining if the markups and commissions, if any, paid by the Fund are reasonable in relation to the benefits received by the Fund taking into account the competitive practices in the industry.

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Subject to such policies as the Advisor and the Board of Trustees of the Trust may determine, the Advisor shall not be deemed to have acted unlawfully or to have breached any duty created by this Agreement or otherwise solely by reason of its having caused the Fund to pay a broker or dealer that provides (directly or indirectly) brokerage or research services to the Advisor an amount of commission for effecting a portfolio transaction in excess of the amount of commission another broker or dealer would have charged for effecting that transaction, if the Advisor determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research services provided by such broker or dealer, viewed in terms of either that particular transaction or the Advisor’s overall responsibilities with respect to the Fund. The Advisor is further authorized to allocate the orders placed by it on behalf of the Fund to such brokers or dealers who also provide research or statistical material, or other services, to the Trust, the Advisor, or any affiliate of either. Such allocation shall be in such amounts and proportions as the Advisor shall determine, and the Advisor shall report on such allocations regularly to the Advisor and the Trust, indicating the broker-dealers to whom such allocations have been made and the basis therefor. The Advisor is also authorized to consider sales of shares of the Fund as a factor in the selection of brokers or dealers to execute portfolio transactions, subject to the requirements of best execution, i.e., that such brokers or dealers are able to execute the order promptly and at the best obtainable securities price.

On occasions when the Advisor deems the purchase or sale of a security to be in the best interest of the Fund as well as other clients of the Advisor, the Advisor, to the extent permitted by applicable laws and regulations, may aggregate the securities to be so purchased or sold in order to obtain the most favorable price or lower brokerage commissions and the most efficient execution. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the Advisor in the manner it considers to be the most equitable and consistent with its fiduciary obligations to the Fund and to such other clients.

During the stated fiscal years, the Fund paid the following amounts in brokerage commission:

	Fiscal Year Ended April 30, 2004	Fiscal Year Ended April 30, 2003	Fiscal Year Ended April 30, 2002
Brokerage Commission	$21,783	$15,825	$23,701

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Purchase and Redemption of Fund Shares

The information provided below supplements the information contained in the Fund’s Prospectus regarding the purchase and redemption of Fund shares.

How to Buy Shares

You may purchase shares of the Fund from selected securities brokers, dealers or financial intermediaries. Investors should contact these agents directly for appropriate instructions, as well as information pertaining to accounts and any service or transaction fees that may be charged by those agents. Purchase orders through securities brokers, dealers and other financial intermediaries are effected at the next-determined net asset value after receipt of the order by such agent before the Fund’s daily cutoff time. Orders received after that time will be purchased at the next-determined net asset value.

The public offering price of Fund shares is the net asset value. The Fund receives the net asset value. Shares are purchased at the public offering price next determined after the Transfer Agent receives your order in proper form. In most cases, in order to receive that day’s public offering price, the Transfer Agent must receive your order in proper form before the close of regular trading on the New York Stock Exchange ("NYSE"). If you buy shares through your investment representative, the representative must receive your order before the close of regular trading on the NYSE to receive that day’s public offering price. Orders are in proper form only after funds are converted to U.S. funds. Orders paid by check and received by 4:00 p.m., Eastern Time, will generally be available for the purchase of shares the following business day.

If you are considering redeeming or transferring shares to another person shortly after purchase, you should pay for those shares with a certified check to avoid any delay in redemption or transfer. Otherwise the Fund may delay payment until the purchase price of those shares has been collected or, if you redeem by telephone, until 15 calendar days after the purchase date. To eliminate the need for safekeeping, the Fund will not issue certificates for your shares unless you request them.

The Trust reserves the right in its sole discretion (i) to suspend the continued offering of the Fund’s shares, (ii) to reject purchase orders in whole or in part when in the judgment of the Advisor or the Distributor such rejection is in the best interest of the Fund, and (iii) to reduce or waive the minimum for initial and subsequent investments for certain fiduciary accounts or under circumstances where certain economies can be achieved in sales of the Fund's shares.

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How to Sell Shares

You can sell your Fund shares any day the NYSE is open for regular trading, either directly to the Fund or through your investment representative. The Fund will forward redemption proceeds or redeem shares for which it has collected payment of the purchase price.

Payments to shareholders for shares of the Fund redeemed directly from the Fund will be made as promptly as possible but no later than seven days after receipt by the Fund's Transfer Agent of the written request in proper form, with the appropriate documentation as stated in the Prospectus, except that the Fund may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the NYSE is restricted as determined by the SEC or the NYSE is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable; or (c) for such other period as the SEC may permit for the protection of the Fund's shareholders. At various times, the Fund may be requested to redeem shares for which it has not yet received confirmation of good payment; in this circumstance, the Fund may delay the redemption until payment for the purchase of such shares has been collected and confirmed to the Fund.

Send a signed letter of instruction to the Transfer Agent, along with any certificates that represent shares you want to sell. The price you will receive is the next net asset value calculated after the Fund receives your request in proper form. In order to receive that day’s net asset value, the Transfer Agent must receive your request before the close of regular trading on the NYSE.

Your investment representative must receive your request before the close of regular trading on the NYSE to receive that day’s net asset value. Your investment representative will be responsible for furnishing all necessary documentation to the Transfer Agent, and may charge you for its services. If you sell shares having a net asset value of $100,000 a signature guarantee is required.

If you want your redemption proceeds sent to an address other than your address as it appears on the Transfer Agent’s records, a signature guarantee is required. The Fund may require additional documentation for the sale of shares by a corporation, partnership, agent or fiduciary, or a surviving joint owner. Contact the Transfer Agent for details.

Upon receipt of any instructions or inquiries by telephone from a shareholder or, if held in a joint account, from either party, or from any person claiming to be the shareholder, the Fund or its agent is authorized, without notifying the shareholder or joint account parties, to carry out the instructions or to respond to the inquiries, consistent with the service options chosen by the shareholder or joint shareholders in his or their latest Account Application or other written request for services, including purchasing or redeeming shares of the Fund and depositing and withdrawing monies from the bank account specified in the Bank Account Registration section of the shareholder’s latest Account Application or as otherwise properly specified to the Fund in writing.

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During periods of unusual market changes and shareholder activity, you may experience delays in contacting the Transfer Agent by telephone. In this event, you may wish to submit a written redemption request, as described in the Prospectus, or contact your investment representative. The Telephone Redemption Privilege may be modified or terminated without notice.

Subject to compliance with applicable regulations, the Fund has reserved the right to pay the redemption price of its shares, either totally or partially, by a distribution in kind of readily marketable portfolio securities (instead of cash). The securities so distributed would be valued at the same amount as that assigned to them in calculating the net asset value for the shares being sold. If a shareholder received a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash. The Trust has filed an election under Rule 18f-1 committing to pay in cash all redemptions by a shareholder of record up to amounts specified by the rule (approximately $250,000).

Anti-Money Laundering Program

The Trust has established an Anti-Money Laundering Compliance Program (the "Program") as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 ("USA PATRIOT Act"). In order to ensure compliance with this law, the Trust’s Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.

Procedures to implement the Program include, but are not limited to, determining that the Fund’s Distributor and Transfer Agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity and a complete and thorough review of all new opening account applications. The Trust will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

Proxy Voting Policies and Procedures

The Board has adopted Proxy Voting Policies and Procedures ("Policies") on behalf of the Trust which delegates the responsibility for voting proxies to the Advisor, subject to the Board’s continuing oversight. The Policies require that the Advisor vote proxies received in a manner consistent with the best interests of the Fund and its shareholders. The Policies also require the Advisor to present to the Board, at least annually, the Advisor’s Proxy Policies and a record of each proxy voted by the Advisor on behalf of a Fund, including a report on the resolution of all proxies identified by the Advisor as involving a conflict of interest.

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The Advisor has adopted Proxy Voting Policies and Procedures ("Advisor’s Proxy Policies") which underscore the Advisor’s concern that all proxy voting decisions be made in the best interest of the Fund and that the Advisor will act in a prudent and diligent manner intended to enhance the economic value of the assets of the Fund.

The Advisor uses the services of Institutional Shareholder Services ("ISS") to vote proxies. ISS’ proxy voting guidelines are used as general guidelines, but each proxy will be considered individually, taking into account the relevant circumstances at the time of each vote.

Where a proxy proposal raises a material conflict between the Advisor’s interests and the Fund’s interests, the Advisor will resolve the conflict by disclosing the conflict to the Board and obtaining the Board’s consent to vote.

The Trust is required to annually file Form N-PX, which lists the Fund’s complete proxy voting record for the 12-month period ending June 30. Once filed, the Fund’s proxy voting record will be available without charge, upon request, by calling toll-free 1-877-829-8413 and on the SEC’s website at http://www.sec.gov.

Net Asset Value

The net asset value of the Fund’s shares will fluctuate and is determined as of the close of trading on the New York Stock Exchange (the "NYSE") (generally 4:00 p.m. Eastern time) each business day. The Fund does not expect to determine the net asset value of its shares on any day when the NYSE is not open for trading even if there is sufficient trading in its portfolio securities on such days to materially affect the net asset value per share. However the net asset value of the Fund’s shares may be determined on days the NYSE is closed or at times other than 4:00 p.m., Eastern time if the Board decides it is necessary.

The net asset value per share is computed by dividing the value of the securities held by the Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of shares in the Fund outstanding at such time. An example of how the Fund calculates its net asset value per share as of April 30, 2004 is as follows:

Net Assets	=	Net Asset Value Per Share
Shares Outstanding

$15,480,389	=	$13.07
1,184,074

Generally, trading in and valuation of foreign securities is substantially completed each day at various times prior to the close of the NYSE. In addition, trading in and valuation of foreign securities may not take place on every day in which the NYSE is open for trading. In that case, the price used to determine the Fund’s net asset value on the last day on which such exchange was open will be used, unless the Trust’s Board of Trustees determines that a different price should be used. Furthermore, trading takes place in various foreign markets on days in which the NYSE is not open for trading and on which the Fund’s net asset value is not calculated. Occasionally, events affecting the values of such securities in U.S. dollars on a day on which the Fund calculates its net asset value may occur between the times when such securities are valued and the close of the NYSE that will not be reflected in the computation of the Fund's net asset value unless the Board or its delegates deem that such events would materially affect the net asset value, in which case an adjustment would be made.

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Generally, the Fund’s investments are valued at market value or, in the absence of a readily available market value, at fair value as determined in good faith by the Advisor and the Trust’s Valuation Committee pursuant to procedures approved by or under the direction of the Board.

The Fund’s securities, including ADRs, EDRs and GDRs, which are traded on securities exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and asked price. Securities that are traded on more than one exchange are valued on the exchange determined by the Advisor to be the primary market. Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price ("NOCP"). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter ("OTC") securities which are not traded in the NASDAQ National Market System shall be valued at the most recent trade price. Securities and assets for which market quotations are not readily available (including restricted securities that are subject to limitations as to their sale) are valued at fair value as determined in good faith by or under the direction of the Board.

Short-term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.

Corporate debt securities are valued on the basis of valuations provided by dealers in those instruments, by an independent pricing service, approved by the Board, or at fair value as determined in good faith by procedures approved by the Board. Any such pricing service, in determining value, will use information with respect to transactions in the securities being valued, quotations from dealers, market transactions in comparable securities, analyses and evaluations of various relationships between securities and yield to maturity information.

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An option that is written by the Fund is generally valued at the last sale price or, in the absence of the last sale price, the last offer price. An option that is purchased by the Fund is generally valued at the last sale price or, in the absence of the last sale price, the last bid price. If an options exchange closes after the time at which the Fund’s net asset value is calculated, the last sale or last bid and asked prices as of that time will be used to calculate the net asset value.

Any assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars at the official exchange rate or, alternatively, at the mean of the current bid and asked prices of such currencies against the U.S. dollar last quoted by a major bank that is a regular participant in the foreign exchange market or on the basis of a pricing service that takes into account the quotes provided by a number of such major banks. If neither of these alternatives is available or both are deemed not to provide a suitable methodology for converting a foreign currency into U.S. dollars, the Board in good faith will establish a conversion rate for such currency.

Taxation

The Fund intends to continue to qualify and elect to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, (the "Code"), for each taxable year by complying with all applicable requirements regarding the source of its income, the diversification of its assets, and the timing of its distributions. The Fund’s policy is to distribute to its shareholders all of its investment company taxable income and any net realized capital gains for each fiscal year in a manner that complies with the distribution requirements of the Code, so that the Fund will not be subject to any federal income or excise taxes based on net income. However, the Board may elect to pay such excise taxes if it determines that payment is, under the circumstances, in the best interests of the Fund.

In order to qualify as a regulated investment company, the Fund must, among other things, (a) derive at least 90% of its gross income each year from dividends, interest, payments with respect to loans of stock and securities, gains from the sale or other disposition of stock or securities or foreign currency gains related to investments in stock or securities, or other income (generally including gains from options, futures or forward contracts) derived with respect to the business of investing in stock, securities or currency, and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of its assets is represented by cash, cash items, U.S. Government securities, securities of other regulated investment companies and other securities limited, for purposes of this calculation, in the case of other securities of any one issuer to an amount not greater than 5% of the Fund’s assets or 10% of the voting securities of the issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies). As such, and by complying with the applicable provisions of the Code, the Fund will not be subject to federal income tax on taxable income (including realized capital gains) that is distributed to shareholders in accordance with the timing requirements of the Code. If the Fund is unable to meet certain requirements of the Code, it may be subject to taxation as a corporation.

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Distributions of net investment income and net realized capital gains by the Fund will be taxable to shareholders whether made in cash or reinvested by the Fund in shares. In determining amounts of net realized capital gains to be distributed, any capital loss carry-overs from the eight prior taxable years will be applied against capital gains. Shareholders receiving a distribution from the Fund in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share of the Fund on the reinvestment date. Fund distributions also will be included in individual and corporate shareholders’ income on which the alternative minimum tax may be imposed.

The Fund or the securities dealer effecting a redemption of the Fund’s shares by a shareholder will be required to file information reports with the Internal Revenue Service ("IRS") with respect to distributions and payments made to the shareholder. In addition, the Fund will be required to withhold federal income tax on taxable dividends, redemptions and other payments made to accounts of individual or other non-exempt shareholders who have not furnished their correct taxpayer identification numbers and certain required certifications on the New Account application or with respect to which the Fund or the securities dealer has been notified by the IRS that the number furnished is incorrect or that the account is otherwise subject to withholding.

The Fund intends to declare and pay dividends and other distributions, as stated in the prospectus. In order to avoid the payment of any federal excise tax based on net income, the Fund must declare on or before December 31 of each year, and pay on or before January 31 of the following year, distributions at least equal to 98% of its ordinary income for that calendar year and at least 98% of the excess of any capital gains over any capital losses realized in the one-year period ending October 31 of that year, together with any undistributed amounts of ordinary income and capital gains (in excess of capital losses) from the previous calendar year.

The Fund may receive dividend distributions from U.S. corporations. To the extent that the Fund receives such dividends and distributes them to its shareholders, and meets certain other requirements of the Code, corporate shareholders of the Fund may be entitled to the "dividends received" deduction. Availability of the deduction is subject to certain holding period and debt-financing limitations.

If more than 50% in value of the total assets of the Fund at the end of its fiscal year is invested in stock or securities of foreign corporations, the Fund may elect to pass through to its shareholders the pro rata share of all foreign income taxes paid by the Fund. If this election is made, shareholders will be (i) required to include in their gross income their pro rata share of the Fund’s foreign source income (including any foreign income taxes paid by the Fund), and (ii) entitled either to deduct their share of such foreign taxes in computing their taxable income or to claim a credit for such taxes against their U.S. income tax, subject to certain limitations under the Code, including certain holding period requirements. In this case, shareholders will be informed in writing by the Fund at the end of each calendar year regarding the availability of any credits on and the amount of foreign source income (including or excluding foreign income taxes paid by the Fund) to be included in their income tax returns. If not more than 50% in value of the Fund’s total assets at the end of its fiscal year is invested in stock or securities of foreign corporations, the Fund will not be entitled under the Code to pass through to its shareholders their pro rata share of the foreign taxes paid by the Fund. In this case, these taxes will be taken as a deduction by the Fund.

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The Fund may be subject to foreign withholding taxes on dividends and interest earned with respect to securities of foreign corporations.

The use of hedging strategies, such as entering into futures contracts and forward contracts and purchasing options, involves complex rules that will determine the character and timing of recognition of the income received in connection therewith by the Fund. Income from foreign currencies (except certain gains therefrom that may be excluded by future regulations) and income from transactions in options, futures contracts and forward contracts derived by the Fund with respect to its business of investing in securities or foreign currencies will qualify as permissible income under Subchapter M of the Code.

For accounting purposes, when the Fund purchases an option, the premium paid by the Fund is recorded as an asset and is subsequently adjusted to the current market value of the option. Any gain or loss realized by the Fund upon the expiration or sale of such options held by the Fund generally will be capital gain or loss.

Any security, option, or other position entered into or held by the Fund that substantially diminishes the Fund’s risk of loss from any other position held by the Fund may constitute a "straddle" for federal income tax purposes. In general, straddles are subject to certain rules that may affect the amount, character and timing of the Fund’s gains and losses with respect to straddle positions by requiring, among other things, that the loss realized on disposition of one position of a straddle be deferred until gain is realized on disposition of the offsetting position; that the Fund’s holding period in certain straddle positions not begin until the straddle is terminated (possibly resulting in the gain being treated as short-term capital gain rather than long-term capital gain); and that losses recognized with respect to certain straddle positions, which would otherwise constitute short-term capital losses, be treated as long-term capital losses. Different elections are available to the Fund that may mitigate the effects of the straddle rules.

Certain options, futures contracts and forward contracts that are subject to Section 1256 of the Code ("Section 1256 Contracts") and that are held by the Fund at the end of its taxable year generally will be required to be "marked to market" for federal income tax purposes, that is, deemed to have been sold at market value. Sixty percent of any net gain or loss recognized on these deemed sales and 60% of any net gain or loss realized from any actual sales of Section 1256 Contracts will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss.

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Section 988 of the Code contains special tax rules applicable to certain foreign currency transactions that may affect the amount, timing and character of income, gain or loss recognized by the Fund. Under these rules, foreign exchange gain or loss realized with respect to foreign currency-denominated debt instruments, foreign currency forward contracts, foreign currency denominated payables and receivables and foreign currency options and futures contracts (other than options and futures contracts that are governed by the mark-to-market and 60/40 rules of Section 1256 of the Code and for which no election is made) is treated as ordinary income or loss. Some part of the Fund’s gain or loss on the sale or other disposition of shares of a foreign corporation may, because of changes in foreign currency exchange rates, be treated as ordinary income or loss under Section 988 of the Code rather than as capital gain or loss.

A shareholder who purchases shares of the Fund by tendering payment for the shares in the form of other securities may be required to recognize gain or loss for income tax purposes on the difference, if any, between the adjusted basis of the securities tendered to the fund and the purchase price of the Fund’s shares acquired by the shareholder.

Section 475 of the Code requires that a "dealer" in securities must generally "mark to market" at the end of its taxable year all securities which it owns. The resulting gain or loss is treated as ordinary (and not capital) gain or loss, except to the extent allocable to periods during which the dealer held the security for investment. The "mark to market" rules do not apply, however, to a security held for investment which is clearly identified in the dealer’s records as being held for investment before the end of the day in which the security was acquired. The IRS has issued guidance under Section 475 that provides that, for example, a bank that regularly originates and sells loans is a dealer in securities, and subject to the "mark to market" rules. Shares of the Fund held by a dealer in securities will be subject to the "mark to market" rules unless they are held by the dealer for investment and the dealer property identifies the shares as held for investment.

Redemptions and exchanges of shares of the Fund will result in gains or losses for tax purposes to the extent of the difference between the proceeds and the shareholder’s adjusted tax basis for the shares. Any loss realized upon the redemption or exchange of shares within six months from their date of purchase will be treated as a long-term capital loss to the extent of distributions of long-term capital gain dividends during such six-month period. All or a portion of a loss realized upon the redemption of shares may be disallowed to the extent shares are purchased (including shares acquired by means of reinvested dividends) within 30 days before or after such redemption.

Distributions and redemptions may be subject to state and local income taxes, and the treatment thereof may differ from the federal income tax treatment. Foreign taxes may apply to non-U.S. investors.

The above discussion and the related discussion in the prospectuses are not intended to be complete discussions of all applicable federal tax consequences of an investment in the Fund. The law firm of Paul, Hastings, Janofsky & Walker LLP has expressed no opinion in respect thereof. Nonresident aliens and foreign persons are subject to different tax rules, and may be subject to withholding tax on certain payments received from the Fund. Shareholders are advised to consult with their own tax advisers concerning the application of foreign, federal, state and local taxes to an investment in the Fund.

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Dividends and Distributions

The Fund will receive income in the form of dividends and interest earned on its investments in securities. This income, less the expenses incurred in its operations, is the Fund’s net investment income, substantially all of which will be declared as dividends to the Fund’s shareholders.

The amount of income dividend payments by the Fund is dependent upon the amount of net investment income received by the Fund from its portfolio holdings, is not guaranteed and is subject to the discretion of the Board. The Fund does not pay "interest" or guarantee any fixed rate of return on an investment in its shares.

The Fund also may derive capital gains or losses in connection with sales or other dispositions of its portfolio securities. Any net gain the Fund may realize from transactions involving investments held less than the period required for long-term capital gain or loss recognition or otherwise producing short-term capital gains and losses (taking into account any carryover of capital losses from the eight previous taxable years), although a distribution from capital gains, will be distributed to shareholders with and as a part of dividends giving rise to ordinary income. If during any year the Fund realizes a net gain on transactions involving investments held more than the period required for long-term capital gain or loss recognition or otherwise producing long-term capital gains and losses, the Fund will have a net long-term capital gain. After deduction of the amount of any net short-term capital loss, the balance (to the extent not offset by any capital losses carried over from the eight previous taxable years) will be distributed and treated as long-term capital gains in the hands of the shareholders regardless of the length of time the Fund’s shares may have been held by the shareholders. For more information concerning applicable capital gains tax rates, see your tax advisor.

Any dividend or distribution paid by the Fund reduces the Fund’s net asset value per share on the date paid by the amount of the dividend or distribution per share. Accordingly, a dividend or distribution paid shortly after a purchase of shares by a shareholder would represent, in substance, a partial return of capital (to the extent it is paid on the shares so purchased), even though it would be subject to income taxes.

Dividends and other distributions will be made in the form of additional shares of the Fund unless the shareholder has otherwise indicated. Investors have the right to change their elections with respect to the reinvestment of dividends and distributions by notifying the Transfer Agent in writing, but any such change will be effective only as to dividends and other distributions for which the record date is seven or more business days after the Transfer Agent has received the written request.

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Performance Information

Performance data of the Fund quoted in the prospectus will be calculated in accordance with the following formula.

Average Annual Total Return

Average annual total return quotations used in the Fund’s prospectus are calculated according to the following formulas:

P(1 + T)n = ERV

where "P" equals a hypothetical initial payment of $1,000; "T" equals average annual total return; "n" equals the number of years; and "ERV" equals the ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of the period.

Under the foregoing formula, the time periods used in the prospectus will be based on rolling calendar quarters. Average annual total return, or "T" in the above formula, is computed by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value. Average annual total return assumes the reinvestment of all dividends and distributions.

Average Annual Total Return (after Taxes on Distributions):

The Fund’s quotations of average annual total return (after taxes on distributions) are calculated according to the following formula:

P(1 + T)n = ATVD

where "P" equals a hypothetical initial payment of $1,000; "T" equals average annual total return; "n" equals the number of years; and "ATVD" equals the ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of the period after taxes on distributions, not after taxes on redemption. Dividends and other distributions are assumed to be reinvested in shares at the prices in effect on the reinvestment dates. ATVD will be adjusted to reflect the effect of any absorption of Fund expenses by the Advisor.

Average Annual Total Return (after Taxes on Distributions and Redemptions):

The Fund’s quotations of average annual total return (after taxes on distributions and redemptions) are calculated according to the following formula:

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P(1 + T)n = ATVDR

where "P" equals a hypothetical initial payment of $1,000; "T" equals average annual total return; "n" equals the number of years; and "ATVDR" equals the ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of the period after taxes on distributions and redemption. Dividends and other distributions are assumed to be reinvested in shares at the prices in effect on the reinvestment dates. ATVDR will be adjusted to reflect the effect of any absorption of Fund expenses by the Advisor.

Yield

Annualized yield quotations used in the Fund’s prospectus are calculated by dividing the Fund’s investment income for a specified thirty-day period, net of expenses, by the average number of shares outstanding during the period, and expressing the result as an annualized percentage (assuming semi-annual compounding) of the net asset value per share at the end of the period. Yield quotations are calculated according to the following formula:

YIELD = 2 [(a-b + 1)6 - 1]
                                     cd

where "a" equals dividends and interest earned during the period; "b" equals expenses accrued for the period, net of reimbursements; "c" equals the average daily number of shares outstanding during the period that are entitled to receive dividends, and "d" equals the maximum offering price per share on the last day of the period.

Except as noted below, in determining net investment income earned during the period ("a" in the above formula), the Fund calculates interest earned on each debt obligation held by it during the period by (1) computing the obligation’s yield to maturity, based on the market value of the obligation (including actual accrued interest) on the last business day of the period or, if the obligation was purchased during the period, the purchase price plus accrued interest; (2) dividing the yield to maturity by 360 and multiplying the resulting quotient by the market value of the obligation (including actual accrued interest). Once interest earned is calculated in this fashion for each debt obligation held by the Fund, net investment income is then determined by totaling all such interest earned.

For purposes of these calculations, the maturity of an obligation with one or more call provisions is assumed to be the next date on which the obligation reasonably can be expected to be called or, if none, the maturity date.

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General Information

Advisors Series Trust is an open-end management investment company organized as a Delaware statutory trust under the laws of the State of Delaware on October 3, 1996. The Trust currently consists of numerous series of shares of beneficial interest, par value of $0.01 per share. The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interest in the Fund. Each share represents an interest in the Fund proportionately equal to the interest of each other share. Upon the Fund’s liquidation, all shareholders would share pro rata in the net assets of the Fund available for distribution to shareholders.

With respect to the Fund, the Trust may offer more than one class of shares. The Trust has reserved the right to create and issue additional series or classes. Each share of a series or class represents an equal proportionate interest in that series or class with each other share of that series or class. Currently, the Fund has only one class of shares.

The shares of each series or class participate equally in the earnings, dividends and assets of the particular series or class. Expenses of the Trust which are not attributable to a specific series or class are allocated among all the series in a manner believed by management of the Trust to be fair and equitable. Shares have no pre-emptive or conversion rights. Shares when issued are fully paid and non-assessable, except as set forth below. Shareholders are entitled to one vote for each share held. Shares of each series or class generally vote together, except when required under federal securities laws to vote separately on matters that only affect a particular class, such as the approval of distribution plans for a particular class.

The Trust is not required to hold annual meetings of shareholders but will hold special meetings of shareholders of a series or class when, in the judgment of the Trustees, it is necessary or desirable to submit matters for a shareholder vote. Shareholders have, under certain circumstances, the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees. Shareholders also have, in certain circumstances, the right to remove one or more Trustees without a meeting. No material amendment may be made to the Trust's Declaration of Trust without the affirmative vote of the holders of a majority of the outstanding shares of each portfolio affected by the amendment. The Trust's Declaration of Trust provides that, at any meeting of shareholders of the Trust or of any series or class, a Shareholder Servicing Agent may vote any shares as to which such Shareholder Servicing Agent is the agent of record and which are not represented in person or by proxy at the meeting, proportionately in accordance with the votes cast by holders of all shares of that portfolio otherwise represented at the meeting in person or by proxy as to which such Shareholder Servicing Agent is the agent of record. Any shares so voted by a Shareholder Servicing Agent will be deemed represented at the meeting for purposes of quorum requirements. Shares have no preemptive or conversion rights. Shares, when issued, are fully paid and non-assessable, except as set forth below. Any series or class may be terminated (i) upon the merger or consolidation with, or the sale or disposition of all or substantially all of its assets to, another entity, if approved by the vote of the holders of two-thirds of its outstanding shares, except that if the Board of Trustees recommends such merger, consolidation or sale or disposition of assets, the approval by vote of the holders of a majority of the series’ or class’ outstanding shares will be sufficient, or (ii) by the vote of the holders of a majority of its outstanding shares, or (iii) by the Board of Trustees by written notice to the series’ or class’ shareholders. Unless each series and class is so terminated, the Trust will continue indefinitely.

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The Trust’s Declaration of Trust also provides that the Trust shall maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, officers, employees and agents covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations. The Declaration of Trust does not require the issuance of stock certificates. If stock certificates are issued, they must be returned by the registered owners prior to the transfer or redemption of shares represented by such certificates.

Rule 18f-2 under the 1940 Act provides that as to any investment company which has two or more series outstanding and as to any matter required to be submitted to shareholder vote, such matter is not deemed to have been effectively acted upon unless approved by the holders of a "majority" (as defined in the Rule) of the voting securities of each series affected by the matter. Such separate voting requirements do not apply to the election of Trustees or the ratification of the selection of accountants. The Rule contains special provisions for cases in which an advisory contract is approved by one or more, but not all, series. A change in investment policy may go into effect as to one or more series whose holders so approve the change even though the required vote is not obtained as to the holders of other affected series.

The Boards of the Trust, the Advisor and the Distributor have each adopted a Code of Ethics under Rule 17j-1 of the 1940 Act. These Codes permit, subject to certain conditions, personnel of the Advisor and Distributor to invest in securities that may be purchased by the Fund.

Financial Statements

The annual report for the Fund for the fiscal year ended April 30, 2004 is a separate document supplied with this SAI and the financial statements, accompanying notes and report of independent accountants appearing therein are incorporated by reference in this SAI.

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Appendix
Description of Ratings

Moody’s Investors Service, Inc.: Corporate Bond Ratings

Aaa--Bonds which are rated Aaa are judged to be of the best quality and carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa-Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

A-Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa-Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great period of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Moody’s applies numerical modifiers "1", "2" and "3" in each generic rating classification from Aa through B in its corporate bond rating system. The modifier "1" indicates that the security ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates that the issue ranks in the lower end of its generic rating category.

Standard & Poor’s Ratings Group: Corporate Bond Ratings

AAA-This is the highest rating assigned by Standard & Poor’s to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA-Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

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A-Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB-Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

Plus (+) or Minus (-)--The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

Commercial Paper Ratings

Moody’s commercial paper ratings are assessments of the issuer’s ability to repay punctually promissory obligations. Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers: Prime 1--highest quality; Prime 2--higher quality; Prime 3--high quality.

A Standard & Poor’s commercial paper rating is a current assessment of the likelihood of timely payment. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest.

Issues assigned the highest rating, A, are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers "1", "2" and "3" to indicate the relative degree of safety. The designation A-1 indicates that the degree of safety regarding timely payment is either overwhelming or very strong. A "+" designation is applied to those issues rated "A-1" which possess extremely strong safety characteristics. Capacity for timely payment on issues with the designation "A-2" is strong. However, the relative degree of safety is not as high as for issues designated A-1. Issues carrying the designation "A-3" have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effect of changes in circumstances than obligations carrying the higher designations.

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PART C
(Segall Bryant & Hamill Mid Cap Fund)

OTHER INFORMATION

Item 22.Exhibits
(a)	Agreement and Declaration of Trust dated October 3, 1996 was previously filed with the Registration Statement on Form N-1A (File No. 333-17391) on December 6 1996 and is incorporated herein by reference.

(b)	Bylaws dated October 3, 1996 was previously filed with the Registration Statement on Form N-1A (File No. 333-17391) on December 6, 1996 and is incorporated herein by reference.

(c)	Instruments Defining Rights of Security Holders is incorporated by reference to Registrant’s Declaration of Trust and Bylaws.

(d)	Investment Advisory Agreement dated April 18, 2001, was previously filed with the Registration Statement on Form N-1A (File No. 333-17391) on August 29, 2003 and is incorporated herein by reference.

(e)	Form of Distribution Agreement was previously filed with the Registration Statement on Form N1-A (File No. 333-17391) on February 12, 2002 and is incorporated herein by reference.

(f)	Bonus or Profit Sharing Contracts is not applicable.

(g)	Form of Custody Agreement was previously filed with the Registration Statement on Form N-1A (File No. 333-17391) on February 28, 1997 and is incorporated herein by reference.

(h)	Other Material Contracts

(i) Form of Fund Administration Servicing Agreement was previously filed with the Registration Statement on Form N-1A (File No. 333-17391) on February 12, 2002 and is incorporated herein by reference.

(ii) Form of Transfer Agency Service Agreement was previously filed with the Registration Statement on Form N1-A (File No. 333-17391) on February 12, 2002 and is incorporated herein by reference.

(iii) Form of Fund Accounting Servicing Agreement was previously filed with the Registration Statement on Form N1-A (File No. 33-17931) on February 12, 2002 and is incorporated herein by reference.

(iv) Operating Expenses Limitation Agreement dated April 18, 2001 was previously filed with the Registration Statement on Form N1-A (File No. 333-17391 on August 29, 2003 and is incorporated herein by reference.

C-1

(v) Power of Attorney was previously filed with the Registration Statement on Form N1-A (File No. 333-17391) on July 28, 2004 and is incorporated herein by reference.

(vi) Shareholder Servicing Plan is not applicable.

(i)	Opinion of Counsel was previously filed with the Registration Statement on Form N1-A (File No. 333-17391) on June 26, 1999 and is incorporated herein by reference.

(j)	Consent of Independent Public Accountants is filed herewith.

(k)	Omitted Financial Statement is not applicable.

(l)	Agreement Relating to Initial Capital is not applicable.

(m)	Rule 12b-1 Plan was previously filed with the Registration Statement on Form N1-A (File No. 33-17391) on January 15, 1999 and is incorporated herein by reference.

(n)	Rule 18f-3 Plan is not applicable.

(o)	Reserved.

(p)	Code of Ethics.

(i) Code of Ethics for Registrant was previously filed with Registrant’s Post-Effective Amendment No. 138 to its Registration Statement on Form N1-A (File No. 333-17391) with the SEC on March 29, 2004 and is incorporated herein by reference.

(ii) Code of Ethics for the Advisor was previously filed with Registrant’s Post-Effective Amendment No. 66 to its Registration Statement on Form N1-A (File No. 333-17391) with the SEC on August 23, 2000 and is incorporated herein by reference.

Item 23. Persons Controlled by or Under Common Control with Registrant.

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 24. Indemnification.

Reference is made to Article VII of the Registrant’s Declaration of Trust, Article VI of Registrant’s Bylaws and Paragraph 6 of the Distribution Agreement.

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Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking: “Insofar as indemnification for liability arising under the Securities Act f 1933 (the “Act”) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.”

Item 25. Business and Other Connections of the Investment Adviser

With respect to the Advisor, the response to this Item will be incorporated by reference to the Adviser’s Uniform Application for Investment Adviser Registration, as amended, (Form ADV) on file with the Securities and Exchange Commission ("SEC"), dated March 30, 2004.  The Advisor's Form ADV may be obtained, free of charge, at the SEC's website at www.adviserinfo.sec.gov.

Item 26. Principal Underwriter.

(a)    Quasar Distributors, LLC, the Registrant’s principal underwriter, acts as principal underwriter for the following investment companies:

Advisors Series Trust	Glenmede Fund, Inc.
AHA Investment Funds	Guinness Atkinson Funds
Allied Asset Advisors Funds	Harding, Loevner Funds, Inc.
Alpine Equity Trust	The Hennessy Funds, Inc.
Alpine Series Trust	The Hennessy Mutual Funds, Inc.
Alpine Income Trust	Jacob Internet Fund
Alternative Investment Advisors	The Jensen Portfolio, Inc.
Brandes Investment Trust	Kirr Marbach Partners, Funds, Inc.
Brandywine Advisors Fund, Inc.	Kit Cole Investment Trust
Brazos Mutual Funds	Light Revolution Fund, Inc.
Buffalo Funds	LKCM Funds
Buffalo Balanced Fund	Masters’ Select Funds
Buffalo High Yield Fund	Matrix Advisors Value Fund, Inc.
Buffalo Large Cap Fund	Monetta Fund, Inc.
Buffalo Small Cap Fund	Monetta Trust
Buffalo U.S. Global Fund	MP63 Fund
CCM Advisors Funds	MUTUALS.com

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CCMA Select Investment Trust	NorCap Funds
Country Mutual Funds Trust	Optimum Q Funds
Cullen Funds Trust	Permanent Portfolio
Everest Funds	Professionally Managed Portfolios
First American Funds, Inc.	Prudent Bear Mutual Funds
First American Insurance Portfolios, Inc.	Rainier Funds
First American Investment Funds, Inc.	SEIX Funds, Inc.
First American Strategy Funds, Inc.	TIFF Investment Program, Inc.
FFTW Funds, Inc.	Wexford Trust
Fort Pitt Capital Funds	Zodiac Trust
Fremont Funds

(b)    To the best of Registrant’s knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal Business Address	Position and Offices with Quasar Distributors, LLC	Positions and Offices with Registrant
James R. Schoenike	President, Board Member	None
Donna J. Berth	Treasurer	None
Joe Redwine	Board Member	None
Bob Kern	Board Member	None
Eric W. Falkeis	Board Member	None
Teresa Cowan	Assistant Secretary	None
The address of each of the foregoing is 615 East Michigan Street, Milwaukee, Wisconsin, 53202.

(c)    Not applicable.

Item 27. Location of Accounts and Records.

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained at the following locations:

Records Relating to:	Are located at:
Registrant’s Fund Administrator, Fund Accountant and Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, WI 53202
Registrant’s Custodian	U.S. Bank, National Association 425 Walnut Street Cincinnati, OH 45202
Registrant’s Investment Advisor	Segall Bryant and Hamill 10 South Wacker Drive Chicago, IL 60606

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Item 28. Management Services Not Discussed in Parts A and B.

Not Applicable.

Item 29. Undertakings.

Not Applicable.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement on Form N-1A of Advisors Series Trust to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Milwaukee and State of Wisconsin, on the 27th day of August, 2004.

ADVISORS SERIES TRUST

By:	/s/ Eric M. Banhazl________*
Eric M. Banhazl
President

Pursuant to the requirements of the Securities Act of 1933, this registration statement on Form N-1A of Advisors Series Trust has been signed below by the following persons in the capacities and on August 27, 2004.

Signature	Title

_/s/ Eric M. Banhazl__________________*	President and Trustee
Eric M. Banhazl

_/s/ Walter E. Auch___________________*	Trustee
Walter E. Auch

_/s/ Donald E. O'Connor_______________*	Trustee
Donald E. O’Connor

_/s/ George T. Wofford III_____________*	Trustee
George T. Wofford III

_/s/ George J. Rebhan_________________*	Trustee
George J. Rebhan

_/s/ James Clayburn LaForce____________*	Trustee
James Clayburn LaForce

_/s/ Douglas G. Hess___________________*	Treasurer and Principal Financial and Accounting Officer
Douglas G. Hess

*	_/s/ Douglas G. Hess________
Douglas G. Hess Attorney-in-Fact pursuant to Power of Attorney.

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EXHIBIT INDEX

Exhibit	Exhibit No.

Consent of Auditors	EX-99.j.

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